Vanguard Russell 2000 Index Fund

Schedule of Investments (unaudited)
As of November 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

	Shares	Market
	($000)	Value
Common Stocks (99.8%)
Basic Materials (3.9%)
Rexnord Corp.	168,698	6,328
Cleveland-Cliffs Inc.	546,366	6,016
* RBC Bearings Inc.	34,082	5,754
* Alcoa Corp.	259,086	5,156
Avient Corp.	126,382	4,619
Balchem Corp.	44,499	4,614
Quaker Chemical Corp.	18,395	4,544
UFP Industries Inc.	82,757	4,440
United States Steel Corp.	303,044	4,300
Sensient Technologies Corp.	58,689	4,209
* Ingevity Corp.	57,428	3,824
* Arconic Corp.	137,629	3,786
Stepan Co.	29,799	3,461
Hecla Mining Co.	721,784	3,450
Commercial Metals Co.	164,504	3,275
* Novagold Resources Inc.	328,679	3,274
Compass Minerals International Inc.	47,223	2,950
Minerals Technologies Inc.	47,111	2,858
Innospec Inc.	33,847	2,785
Worthington Industries Inc.	50,514	2,613
Mueller Industries Inc.	77,308	2,533
* Coeur Mining Inc.	334,904	2,375
Boise Cascade Co.	54,065	2,338
Domtar Corp.	75,991	2,287
Trinseo SA	52,913	2,010
Kaiser Aluminum Corp.	21,714	1,693
Materion Corp.	28,070	1,637
Carpenter Technology Corp.	65,647	1,604
* GCP Applied Technologies Inc.	67,589	1,588
Tronox Holdings plc Class A	123,810	1,566
Schweitzer-Mauduit International Inc.	42,918	1,493
Orion Engineered Carbons SA	83,435	1,298
* Kraton Corp.	43,152	1,165
Neenah Inc.	23,163	1,124
Glatfelter Corp.	60,429	972
Schnitzer Steel Industries Inc.	35,533	910
* Clearwater Paper Corp.	22,314	779
* Koppers Holdings Inc.	28,588	774
* Century Aluminum Co.	69,973	710
* AdvanSix Inc.	38,019	676
* PQ Group Holdings Inc.	52,762	675
Hawkins Inc.	13,335	669
American Vanguard Corp.	40,054	607
Omega Flex Inc.	4,007	568
Tredegar Corp.	35,890	567

* Rayonier Advanced Materials Inc.	86,191	558
Verso Corp.	43,357	469
US Silica Holdings Inc.	102,130	441
FutureFuel Corp.	35,818	429
Haynes International Inc.	17,188	364
* NN Inc.	57,957	363
* Energy Fuels Inc.	172,255	358
* TimkenSteel Corp.	61,732	291
* Unifi Inc.	18,943	287
Gold Resource Corp.	89,894	268
* Uranium Energy Corp.	250,719	266
* Ryerson Holding Corp.	22,533	242
Caledonia Mining Corp. plc	15,527	224
Olympic Steel Inc.	12,485	185
Intrepid Potash Inc.	13,310	172
Eastern Co.	7,526	166
* Marrone Bio Innovations Inc.	91,591	109
* AgroFresh Solutions Inc.	41,307	95
NL Industries Inc.	11,646	55
Valhi Inc.	593	9
		120,225
Consumer Discretionary (15.6%)
* Caesars Entertainment Inc.	229,385	15,626
* Penn National Gaming Inc.	210,369	14,726
Lithia Motors Inc. Class A	35,229	10,192
* Deckers Outdoor Corp.	38,705	9,854
* Rh	21,502	9,744
Churchill Downs Inc.	52,575	9,459
* SiteOne Landscape Supply Inc.	60,751	8,390
* BJ's Wholesale Club Holdings Inc.	189,396	7,763
Marriott Vacations Worldwide Corp.	56,008	7,132
* YETI Holdings Inc.	110,660	6,990
Texas Roadhouse Inc. Class A	90,871	6,888
Aaron's Holdings Co. Inc.	93,238	5,867
* Crocs Inc.	92,342	5,438
Wingstop Inc.	40,985	5,218
* Digital Turbine Inc.	113,922	5,124
* Fox Factory Holding Corp.	57,214	4,993
Murphy USA Inc.	38,153	4,891
WillScot Mobile Mini Holdings Corp. Class A	221,762	4,770
* National Vision Holdings Inc.	111,241	4,762
* Meritage Homes Corp.	51,433	4,637
* Visteon Corp.	38,343	4,634
Cracker Barrel Old Country Store Inc.	32,776	4,575
* Taylor Morrison Home Corp. Class A	174,608	4,414
* Stamps.com Inc.	23,524	4,410
^ Macy's Inc.	431,747	4,408
TEGNA Inc.	303,403	4,372
Boyd Gaming Corp.	112,421	4,327
KB Home	122,023	4,295
* Cardlytics Inc.	36,180	4,294
LCI Industries	34,088	4,288
* Overstock.com Inc.	58,996	3,982
* Shake Shack Inc. Class A	48,529	3,963
* Adient plc	121,649	3,806
American Eagle Outfitters Inc.	208,558	3,752
Bed Bath & Beyond Inc.	175,411	3,677

	Papa John's International Inc.	45,257	3,637
	Steven Madden Ltd.	113,981	3,587
*	Dorman Products Inc.	36,832	3,402
	MDC Holdings Inc.	70,311	3,394
	Dana Inc.	200,121	3,370
	Goodyear Tire & Rubber Co.	319,724	3,332
*	LGI Homes Inc.	30,822	3,330
*	Hilton Grand Vacations Inc.	117,785	3,267
	KAR Auction Services Inc.	178,598	3,224
	Wolverine World Wide Inc.	110,434	3,187
*,^	Stitch Fix Inc. Class A	77,749	3,149
	Strategic Education Inc.	33,379	3,134
*	TRI Pointe Group Inc.	179,262	3,134
	Brinker International Inc.	62,015	3,108
	Allegiant Travel Co. Class A	18,088	3,078
*	Asbury Automotive Group Inc.	26,631	3,003
*	iRobot Corp.	38,176	2,994
	Kontoor Brands Inc.	71,269	2,970
*	Scientific Games Corp.	79,016	2,946
	SkyWest Inc.	68,204	2,928
	Herman Miller Inc.	81,578	2,907
	Jack in the Box Inc.	31,340	2,883
	Group 1 Automotive Inc.	24,076	2,860
	Big Lots Inc.	54,291	2,805
*	Spirit Airlines Inc.	123,294	2,790
	Cooper Tire & Rubber Co.	69,723	2,770
	Callaway Golf Co.	129,184	2,745
*	Urban Outfitters Inc.	95,404	2,612
*	Sleep Number Corp.	37,449	2,599
*	Gentherm Inc.	45,298	2,576
*	Avis Budget Group Inc.	72,803	2,560
	PriceSmart Inc.	31,438	2,555
*	Sonos Inc.	111,523	2,480
*	Fitbit Inc. Class A	336,528	2,416
*	Cavco Industries Inc.	12,711	2,288
	Cinemark Holdings Inc.	147,817	2,284
*	Tupperware Brands Corp.	67,849	2,283
	La-Z-Boy Inc.	61,635	2,283
	Winnebago Industries Inc.	43,090	2,281
	Rent-A-Center Inc.	67,023	2,267
*	Skyline Champion Corp.	72,721	2,235
	ODP Corp.	77,591	2,225
	Cheesecake Factory Inc.	58,618	2,197
	Signet Jewelers Ltd.	72,136	2,185
	HNI Corp.	58,937	2,149
	Rush Enterprises Inc. Class A	55,920	2,143
	Monro Inc.	45,582	2,143
*	Gray Television Inc.	120,073	2,121
	Bloomin' Brands Inc.	121,045	2,118
*	Laureate Education Inc. Class A	148,734	2,112
*	Knowles Corp.	122,484	2,080
*	Adtalem Global Education Inc.	71,983	2,061
*	Glu Mobile Inc.	202,065	2,043
*	Central Garden & Pet Co. Class A	54,814	2,022
	Red Rock Resorts Inc. Class A	91,024	1,979
*	SeaWorld Entertainment Inc.	70,252	1,960
*	WW International Inc.	65,286	1,927

*	Century Communities Inc.	40,418	1,799
*	Sally Beauty Holdings Inc.	155,976	1,794
	Acushnet Holdings Corp.	47,396	1,787
	Abercrombie & Fitch Co.	86,145	1,787
*,^	AMC Networks Inc. Class A	53,590	1,767
*	M/I Homes Inc.	38,555	1,752
	International Game Technology plc	137,428	1,730
*	Vista Outdoor Inc.	80,770	1,666
	Sinclair Broadcast Group Inc. Class A	61,062	1,665
*	Boot Barn Holdings Inc.	39,466	1,628
*	Malibu Boats Inc. Class A	28,404	1,619
	Dave & Buster's Entertainment Inc.	61,110	1,547
	Steelcase Inc. Class A	119,298	1,449
	Sturm Ruger & Co. Inc.	23,317	1,428
*	At Home Group Inc.	74,334	1,408
	Camping World Holdings Inc. Class A	45,411	1,392
*	elf Beauty Inc.	62,540	1,360
	Dine Brands Global Inc.	21,516	1,355
	Standard Motor Products Inc.	29,160	1,350
	Inter Parfums Inc.	24,603	1,336
	Sonic Automotive Inc. Class A	32,997	1,332
*,^	GameStop Corp. Class A	79,237	1,312
*	K12 Inc.	55,229	1,289
	Hawaiian Holdings Inc.	62,723	1,271
	Oxford Industries Inc.	22,606	1,261
*	GoPro Inc. Class A	178,857	1,250
*	G-III Apparel Group Ltd.	60,950	1,242
*	American Axle & Manufacturing Holdings Inc.	155,403	1,237
*	Everi Holdings Inc.	113,583	1,209
*	RealReal Inc.	86,231	1,194
	Smith & Wesson Brands Inc.	75,504	1,190
*	Liberty Media Corp -Liberty Braves Class C	46,992	1,175
*	QuinStreet Inc.	65,541	1,170
*	Lumber Liquidators Holdings Inc.	39,511	1,141
	Matthews International Corp. Class A	42,072	1,125
	Meredith Corp.	55,106	1,121
	Bally's Corp.	24,666	1,096
*	Perdoceo Education Corp.	95,718	1,085
	Buckle Inc.	40,163	1,077
*	Zumiez Inc.	29,019	1,076
*	Cars.com Inc.	92,942	1,038
*	Michaels Cos. Inc.	103,305	1,022
*	IMAX Corp.	68,152	1,011
*	BJ's Restaurants Inc.	30,587	1,010
*	Denny's Corp.	85,865	988
*	iHeartMedia Inc. Class A	82,466	986
	EW Scripps Co. Class A	77,221	985
*	Universal Electronics Inc.	18,576	978
	Guess? Inc.	58,181	977
	Collectors Universe Inc.	12,551	968
*	Stoneridge Inc.	35,847	963
*	Monarch Casino & Resort Inc.	17,346	958
	Scholastic Corp.	40,118	952
	Knoll Inc.	69,064	943
*	Selectquote Inc.	43,935	942
*	Hibbett Sports Inc.	22,886	942
*	MarineMax Inc.	28,601	939

* Purple Innovation Inc. Class A	30,739	917
* America's Car-Mart Inc.	8,739	913
* Quotient Technology Inc.	118,408	882
* XPEL Inc.	23,124	876
* Nautilus Inc.	41,105	867
Children's Place Inc.	19,653	845
Viad Corp.	27,984	839
* Sportsman's Warehouse Holdings Inc.	59,319	826
* Clean Energy Fuels Corp.	179,691	818
* 1-800-Flowers.com Inc. Class A	34,523	809
Franchise Group Inc.	30,051	805
* Cooper-Standard Holdings Inc.	23,125	784
* Tenneco Inc. Class A	70,206	748
Winmark Corp.	4,150	747
* Green Brick Partners Inc.	32,695	712
Ruth's Hospitality Group Inc.	44,792	697
* Fossil Group Inc.	64,850	687
Designer Brands Inc. Class A	85,656	677
Interface Inc. Class A	80,998	676
* MSG Networks Inc.	55,249	671
* Chuy's Holdings Inc.	27,186	644
* Accel Entertainment Inc. Class A	61,278	640
Haverty Furniture Cos. Inc.	23,345	635
Carriage Services Inc. Class A	22,682	617
* Genesco Inc.	19,658	617
* American Public Education Inc.	19,844	616
National Presto Industries Inc.	7,063	601
Caleres Inc.	50,996	600
Johnson Outdoors Inc. Class A	7,160	599
* Beazer Homes USA Inc.	39,207	581
Ethan Allen Interiors Inc.	31,247	571
* MasterCraft Boat Holdings Inc.	25,745	558
OneSpaWorld Holdings Ltd.	62,685	554
Kimball International Inc. Class B	50,011	547
* Central Garden & Pet Co.	13,187	528
Systemax Inc.	17,090	526
* Motorcar Parts of America Inc.	25,810	519
* Gannett Co. Inc.	180,875	514
^ Dillard's Inc. Class A	10,459	489
Hooker Furniture Corp.	16,101	487
Shoe Carnival Inc.	12,822	469
Clarus Corp.	32,111	462
Citi Trends Inc.	13,601	461
* Lindblad Expeditions Holdings Inc.	35,520	455
* Eros STX Global Corp.	207,451	442
* Houghton Mifflin Harcourt Co.	145,398	438
* CarParts.com Inc.	28,882	435
* Lovesac Co.	13,648	435
* Red Robin Gourmet Burgers Inc.	21,523	433
* Daily Journal Corp.	1,587	429
* Liberty Media Corp -Liberty Braves Class A	16,882	425
* Boston Omaha Corp. Class A	18,326	425
* Hudson Ltd. Class A	54,612	420
* El Pollo Loco Holdings Inc.	25,367	398
* Lands' End Inc.	15,928	397
Entercom Communications Corp. Class A	162,780	396
* Golden Entertainment Inc.	23,193	386

	Movado Group Inc.	21,717	368
*	Liquidity Services Inc.	38,569	367
*	Del Taco Restaurants Inc.	41,266	365
	Marcus Corp.	31,006	364
*	VOXX International Corp.	27,096	349
	RCI Hospitality Holdings Inc.	11,741	346
*	Noodles & Co.	43,407	345
*	Turtle Beach Corp.	18,432	345
	Rush Enterprises Inc. Class B	9,939	338
*	Carrols Restaurant Group Inc.	48,700	331
*,^	Akoustis Technologies Inc.	42,731	325
	Superior Group of Cos. Inc.	14,762	321
*	Aspen Group Inc.	25,959	315
^	AMC Entertainment Holdings Inc. Class A	71,126	304
*	Fiesta Restaurant Group Inc.	24,972	293
*	Funko Inc. Class A	33,356	293
	National CineMedia Inc.	85,481	288
*	Liberty TripAdvisor Holdings Inc. Class A	102,609	282
	Tilly's Inc. Class A	30,795	281
*	Regis Corp.	32,568	277
	Escalade Inc.	14,250	275
	Rocky Brands Inc.	9,461	274
*	Conn's Inc.	24,125	267
*	Universal Technical Institute Inc.	40,264	264
	Tribune Publishing Co.	21,696	262
*	American Outdoor Brands Inc.	18,666	259
*	Mesa Air Group Inc.	40,106	256
	Chico's FAS Inc.	167,549	253
*	Container Store Group Inc.	27,056	252
*	Vera Bradley Inc.	28,358	240
	Entravision Communications Corp. Class A	82,166	238
	Cato Corp. Class A	29,063	234
	Nathan's Famous Inc.	3,957	225
*	Duluth Holdings Inc.	15,268	224
	Lifetime Brands Inc.	16,634	224
*	Century Casinos Inc.	37,499	222
*	Casper Sleep Inc.	34,628	218
*	Bluegreen Vacations Holding Corp. Class A	17,090	217
*	Alta Equipment Group Inc.	23,719	215
	A-Mark Precious Metals Inc.	6,876	210
*	Lakeland Industries Inc.	10,392	206
*	Fluent Inc.	59,060	203
*	OneWater Marine Inc. Class A	7,201	201
*	Biglari Holdings Inc. Class B	1,699	190
*	PlayAGS Inc.	37,438	184
	Hamilton Beach Brands Holding Co. Class A	9,390	176
*	Legacy Housing Corp.	11,500	171
*,^	Academy Sports & Outdoors Inc.	9,990	164
*	Gaia Inc.	16,383	163
*,^	Eastman Kodak Co.	20,921	160
*	LiveXLive Media Inc.	63,228	158
	Weyco Group Inc.	8,620	154
	Marine Products Corp.	9,800	151
	Emerald Holding Inc.	33,611	143
*	Express Inc.	91,071	138
	Saga Communications Inc. Class A	5,433	124
*,^	Revlon Inc. Class A	9,589	123

*	Kura Sushi USA Inc. Class A	4,890	81
*	Leslie's Inc.	3,284	68
*	Corsair Gaming Inc.	1,669	63
	Bluegreen Vacations Corp.	7,904	50
*	Envela Corp.	10,729	50
	CompX International Inc.	2,582	37
*	Biglari Holdings Inc.	23	14
			487,896
Consumer Staples (3.2%)
*	Darling Ingredients Inc.	222,535	10,744
*	Performance Food Group Co.	181,188	7,860
*	Freshpet Inc.	53,568	7,332
*	Helen of Troy Ltd.	34,996	7,069
	WD-40 Co.	18,860	4,796
	Lancaster Colony Corp.	26,219	4,440
	Sanderson Farms Inc.	27,886	3,813
	Primo Water Corp.	216,096	3,248
	Medifast Inc.	15,616	3,188
	J&J Snack Foods Corp.	20,697	3,009
*	Edgewell Personal Care Co.	75,384	2,620
*	Simply Good Foods Co.	117,800	2,561
	B&G Foods Inc.	88,201	2,442
*	Hostess Brands Inc. Class A	169,162	2,292
	Vector Group Ltd.	193,078	2,170
	Core-Mark Holding Co. Inc.	61,754	1,926
*	GrowGeneration Corp.	49,528	1,742
	Coca-Cola Consolidated Inc.	6,516	1,705
*	Cal-Maine Foods Inc.	43,340	1,696
	Calavo Growers Inc.	22,768	1,631
*,^	National Beverage Corp.	16,348	1,603
*	Celsius Holdings Inc.	47,516	1,532
	Universal Corp.	33,537	1,526
*	United Natural Foods Inc.	75,383	1,300
*	USANA Health Sciences Inc.	16,004	1,203
*	BellRing Brands Inc. Class A	55,105	1,124
	Fresh Del Monte Produce Inc.	43,059	1,093
*	Rite Aid Corp.	75,900	1,002
	Andersons Inc.	42,924	976
	ACCO Brands Corp.	127,243	975
*	Chefs' Warehouse Inc.	41,674	960
	SpartanNash Co.	49,247	930
	John B Sanfilippo & Son Inc.	12,116	899
	PetMed Express Inc.	26,920	827
	MGP Ingredients Inc.	17,757	774
	Ingles Markets Inc. Class A	19,622	738
	Tootsie Roll Industries Inc.	22,289	690
	Turning Point Brands Inc.	16,474	643
	Weis Markets Inc.	13,216	630
*	NewAge Inc.	130,884	449
*,^	Vital Farms Inc.	14,315	424
*,^	HF Foods Group Inc.	49,383	384
*	Seneca Foods Corp. Class A	8,977	376
*	Landec Corp.	35,886	371
	Limoneira Co.	22,530	330
	Village Super Market Inc. Class A	11,880	275
	Oil-Dri Corp. of America	7,039	242
	Alico Inc.	7,133	221

*	Veru Inc.	72,328	220
*	Lifevantage Corp.	18,743	199
	Natural Grocers by Vitamin Cottage Inc.	12,965	189
*	Nature's Sunshine Products Inc.	12,469	155
*	Farmer Bros Co.	22,301	99
*	Greenlane Holdings Inc. Class A	14,714	61
*	Calyxt Inc.	13,762	51
*	Bridgford Foods Corp.	2,542	47
*	Mission Produce Inc.	3,092	42
*	Laird Superfood Inc.	619	30
			99,874
Energy (2.7%)
*	Plug Power Inc.	518,373	13,680
	Ovintiv Inc.	362,028	4,619
	Arcosa Inc.	67,153	3,485
*	Renewable Energy Group Inc.	52,868	3,071
*	ChampionX Corp.	256,864	3,051
*,^	FuelCell Energy Inc.	294,627	3,005
*	CNX Resources Corp.	307,671	2,895
*	Southwestern Energy Co.	883,969	2,749
	World Fuel Services Corp.	86,380	2,455
*,^	SunPower Corp.	105,875	2,346
*	PDC Energy Inc.	137,955	2,307
	Range Resources Corp.	296,102	2,161
*	TPI Composites Inc.	41,933	1,687
*	Matador Resources Co.	152,535	1,553
	Cactus Inc.	65,728	1,525
*	Ameresco Inc. Class A	33,818	1,507
*,^	Transocean Ltd.	806,598	1,492
	Archrock Inc.	179,410	1,394
*	Dril-Quip Inc.	48,275	1,372
*	Antero Resources Corp.	335,875	1,317
	Warrior Met Coal Inc.	71,096	1,238
*	Golar LNG Ltd.	126,136	1,148
	Delek US Holdings Inc.	86,326	1,147
	Patterson-UTI Energy Inc.	253,024	1,090
*	Magnolia Oil & Gas Corp. Class A	171,237	1,070
	Kosmos Energy Ltd.	555,723	978
	PBF Energy Inc. Class A	133,337	968
*	NOW Inc.	151,238	844
*	Oceaneering International Inc.	138,076	838
	Liberty Oilfield Services Inc. Class A	89,638	834
	DMC Global Inc .	20,049	819
*	Helix Energy Solutions Group Inc.	195,959	737
*	Green Plains Inc.	47,112	696
	Arch Coal Inc. Class A	20,790	695
	SM Energy Co.	156,726	663
*	ProPetro Holding Corp.	111,276	642
*	Par Pacific Holdings Inc.	55,637	634
*	MRC Global Inc.	109,072	630
*	NexTier Oilfield Solutions Inc.	224,556	629
*	American Superconductor Corp.	30,802	612
*	REX American Resources Corp.	7,653	601
	CVR Energy Inc.	41,144	582
*	Bonanza Creek Energy Inc.	26,080	576
	Brigham Minerals Inc. Class A	51,127	533
*	Tidewater Inc.	55,668	529

	SunCoke Energy Inc.	115,482	520
	Nabors Industries Ltd.	9,620	504
*	Frank's International NV	215,645	481
*	Oil States International Inc.	83,964	373
	Berry Corp.	93,908	361
*	Select Energy Services Inc. Class A	81,880	346
*	Matrix Service Co.	36,072	346
*,^	Tellurian Inc.	226,399	337
*,^	Maxeon Solar Technologies Ltd.	13,291	325
	Solaris Oilfield Infrastructure Inc. Class A	40,274	271
*	W&T Offshore Inc.	131,168	257
*	RPC Inc.	81,393	252
*	National Energy Services Reunited Corp.	28,776	251
*	Trecora Resources	33,828	229
*	Contango Oil & Gas Co.	125,055	209
*	Bristow Group Inc.	9,181	204
*	CONSOL Energy Inc.	36,570	193
*	Array Technologies Inc.	4,118	188
*	Newpark Resources Inc.	124,658	187
*	Penn Virginia Corp.	18,514	167
*	Comstock Resources Inc.	34,066	166
*	Exterran Corp.	36,265	154
*	Goodrich Petroleum Corp.	12,680	147
	NACCO Industries Inc. Class A	5,369	144
*	Talos Energy Inc.	16,536	142
	Falcon Minerals Corp.	54,601	126
	Evolution Petroleum Corp.	40,105	122
*	Earthstone Energy Inc. Class A	31,839	120
*	Peabody Energy Corp.	86,127	116
	Adams Resources & Energy Inc.	3,088	82
*	NextDecade Corp.	29,770	71
*	PrimeEnergy Resources Corp.	640	39
*	Whiting Petroleum Corp.	1,657	37
*	Independence Contract Drilling Inc.	361	1
			84,872
Financials (15.0%)
	Kinsale Capital Group Inc.	29,248	7,024
	Essent Group Ltd.	152,535	6,690
	South State Corp.	96,777	6,433
	Stifel Financial Corp.	92,176	6,388
	First Financial Bankshares Inc.	178,507	5,966
	Glacier Bancorp Inc.	132,463	5,401
	RLI Corp.	54,745	5,241
	Selective Insurance Group Inc.	81,780	5,056
	Valley National Bancorp	550,847	5,035
	United Bankshares Inc.	171,207	5,013
	Radian Group Inc.	264,734	4,998
	Blackstone Mortgage Trust Inc. Class A	190,478	4,949
*	Cannae Holdings Inc.	119,290	4,702
	Houlihan Lokey Inc. Class A	70,789	4,586
	CIT Group Inc.	136,428	4,569
	Community Bank System Inc.	73,147	4,553
*	Trupanion Inc.	41,103	4,167
	CNO Financial Group Inc.	195,544	4,161
	UMB Financial Corp.	60,315	4,102
	Home BancShares Inc.	211,504	3,915
*	Texas Capital Bancshares Inc.	69,956	3,911

BankUnited Inc.	126,930	3,619
FirstCash Inc.	56,284	3,616
Old National Bancorp	226,679	3,588
Federated Hermes Inc. Class B	133,573	3,585
BancorpSouth Bank	136,933	3,471
Artisan Partners Asset Management Inc. Class A	76,049	3,422
CVB Financial Corp.	178,716	3,394
PennyMac Financial Services Inc.	58,710	3,384
Hancock Whitney Corp.	119,200	3,348
American Equity Investment Life Holding Co.	125,492	3,298
Atlantic Union Bankshares Corp.	107,722	3,222
National General Holdings Corp.	94,372	3,216
Pacific Premier Bancorp Inc.	110,552	3,186
* Genworth Financial Inc. Class A	697,675	3,167
* Enstar Group Ltd.	16,653	3,152
Columbia Banking System Inc.	99,259	3,138
Walker & Dunlop Inc.	39,119	3,130
Ameris Bancorp	91,710	3,119
Investors Bancorp Inc.	318,842	3,086
Independent Bank Corp.	45,449	3,074
Cathay General Bancorp	104,917	2,964
Simmons First National Corp. Class A	149,628	2,918
Hamilton Lane Inc. Class A	41,679	2,913
Independent Bank Group Inc.	51,440	2,886
Moelis & Co. Class A	73,090	2,868
* Mr Cooper Group Inc.	105,001	2,799
Chimera Investment Corp.	265,412	2,723
Fulton Financial Corp.	219,405	2,703
* eHealth Inc.	35,245	2,678
* Axos Financial Inc.	79,929	2,678
WSFS Financial Corp.	69,383	2,646
* PRA Group Inc.	62,426	2,599
United Community Banks Inc.	107,982	2,582
WesBanco Inc.	90,048	2,578
ServisFirst Bancshares Inc.	67,335	2,544
Flagstar Bancorp Inc.	71,809	2,516
* NMI Holdings Inc. Class A	113,715	2,491
First Merchants Corp.	74,574	2,485
Navient Corp.	264,741	2,481
Washington Federal Inc.	104,353	2,439
Hilltop Holdings Inc.	99,656	2,401
Cohen & Steers Inc.	33,812	2,393
International Bancshares Corp.	73,767	2,391
Cadence BanCorp Class A	170,472	2,376
First BanCorp	297,580	2,363
Two Harbors Investment Corp.	378,647	2,363
PennyMac Mortgage Investment Trust	137,113	2,345
Renasant Corp.	75,280	2,324
MFA Financial Inc.	627,436	2,322
Horace Mann Educators Corp.	57,313	2,288
Capitol Federal Financial Inc.	183,452	2,260
PJT Partners Inc.	32,560	2,256
Bank of NT Butterfield & Son Ltd.	70,231	2,224
Piper Sandler Cos.	24,087	2,220
Apollo Commercial Real Estate Finance Inc.	205,101	2,211
First Interstate BancSystem Inc. Class A	57,995	2,207
First Midwest Bancorp Inc.	157,465	2,203

Goosehead Insurance Inc. Class A	17,854	2,198
Trustmark Corp.	87,025	2,160
First Financial Bancorp	133,929	2,150
Towne Bank	92,455	2,011
Park National Corp.	19,809	2,003
Westamerica BanCorp	36,094	1,990
Banner Corp.	48,013	1,984
Arbor Realty Trust Inc.	145,675	1,940
Northwest Bancshares Inc.	161,924	1,916
James River Group Holdings Ltd.	41,302	1,883
Sandy Spring Bancorp Inc.	63,637	1,875
Heartland Financial USA Inc.	47,964	1,870
* Palomar Holdings Inc.	28,040	1,853
New York Mortgage Trust Inc.	523,579	1,840
Virtus Investment Partners Inc.	10,191	1,823
Broadmark Realty Capital Inc.	177,933	1,806
* Seacoast Banking Corp. of Florida	71,369	1,803
* eXp World Holdings Inc.	33,737	1,799
NBT Bancorp Inc.	58,803	1,761
Argo Group International Holdings Ltd.	44,869	1,758
BGC Partners Inc. Class A	421,825	1,746
Lakeland Financial Corp.	34,108	1,732
* Focus Financial Partners Inc. Class A	43,598	1,727
Eagle Bancorp Inc.	44,189	1,625
Nelnet Inc. Class A	23,828	1,618
Live Oak Bancshares Inc.	38,771	1,594
Provident Financial Services Inc.	99,206	1,555
Hope Bancorp Inc.	161,943	1,535
Stewart Information Services Corp.	36,443	1,526
Meta Financial Group Inc.	46,098	1,526
Brightsphere Investment Group Inc.	84,845	1,502
* Encore Capital Group Inc.	43,094	1,471
Waddell & Reed Financial Inc. Class A	89,200	1,468
AMERISAFE Inc.	26,491	1,450
City Holding Co.	21,774	1,430
* Triumph Bancorp Inc.	31,368	1,425
Safety Insurance Group Inc.	19,975	1,423
iStar Inc.	100,860	1,422
Veritex Holdings Inc.	65,556	1,422
BancFirst Corp.	25,871	1,403
* StoneX Group Inc.	22,608	1,393
First Busey Corp.	69,477	1,390
* BRP Group Inc. Class A	46,672	1,374
Redwood Trust Inc.	158,622	1,372
FB Financial Corp.	42,971	1,372
Ladder Capital Corp. Class A	146,063	1,332
First Commonwealth Financial Corp.	135,469	1,310
National Bank Holdings Corp. Class A	40,638	1,308
OceanFirst Financial Corp.	81,916	1,292
Southside Bancshares Inc.	43,645	1,283
Tompkins Financial Corp.	19,805	1,260
Great Western Bancorp Inc.	76,435	1,256
First Bancorp	39,823	1,250
Brookline Bancorp Inc.	107,723	1,225
Employers Holdings Inc.	39,791	1,214
TriCo Bancshares	36,470	1,195
S&T Bancorp Inc.	53,304	1,193

ProAssurance Corp.	73,867	1,175
OFG Bancorp	69,816	1,169
Heritage Financial Corp.	49,687	1,156
Enterprise Financial Services Corp.	33,164	1,128
Stock Yards Bancorp Inc.	28,208	1,124
Kearny Financial Corp.	110,632	1,094
German American Bancorp Inc.	33,949	1,084
* Third Point Reinsurance Ltd.	111,298	1,062
Premier Financial Corp.	51,023	1,057
Berkshire Hills Bancorp Inc.	62,078	1,018
* Enova International Inc.	48,050	1,005
HomeStreet Inc.	30,728	994
* Columbia Financial Inc.	67,652	972
First Foundation Inc.	54,339	965
B Riley Financial Inc.	26,174	946
ARMOUR Residential REIT Inc.	88,492	936
Washington Trust Bancorp Inc.	23,685	931
* Ambac Financial Group Inc.	62,597	916
ConnectOne Bancorp Inc.	51,146	907
Cowen Inc. Class A	37,081	888
Meridian Bancorp Inc.	64,945	886
* Nicolet Bankshares Inc.	12,942	861
TPG RE Finance Trust Inc.	82,776	858
1st Source Corp.	22,748	849
Horizon Bancorp Inc.	59,319	848
Federal Agricultural Mortgage Corp. Class C	12,526	848
* Bancorp Inc.	71,030	838
^ Invesco Mortgage Capital Inc.	252,211	837
Allegiance Bancshares Inc.	26,259	831
WisdomTree Investments Inc.	193,005	826
Ellington Financial Inc.	57,243	824
* Watford Holdings Ltd.	23,601	819
Banc of California Inc.	61,446	817
Bryn Mawr Bank Corp.	27,340	815
Lakeland Bancorp Inc.	67,520	812
Boston Private Financial Holdings Inc.	112,850	808
TrustCo Bank Corp. NY	130,416	792
Origin Bancorp Inc.	30,504	784
First Bancshares Inc.	28,542	781
* LendingClub Corp.	96,881	773
* Silvergate Capital Corp. Class A	21,704	772
Ready Capital Corp.	57,821	748
Capstead Mortgage Corp.	131,516	740
* World Acceptance Corp.	6,546	739
Northfield Bancorp Inc.	65,950	734
Univest Financial Corp.	39,916	731
Community Trust Bancorp Inc.	21,510	728
HarborOne Bancorp Inc.	73,577	722
KKR Real Estate Finance Trust Inc.	39,372	718
QCR Holdings Inc.	20,527	716
First Financial Corp.	18,667	707
Preferred Bank	19,129	703
Camden National Corp.	20,474	703
Granite Point Mortgage Trust Inc.	75,811	702
Great Southern Bancorp Inc.	15,268	701
FBL Financial Group Inc. Class A	13,293	691
Heritage Commerce Corp.	80,841	681

*	Customers Bancorp Inc.	39,785	672
	National Western Life Group Inc. Class A	3,559	662
	Peoples Bancorp Inc.	25,703	642
	United Fire Group Inc.	29,168	638
	Bank of Marin Bancorp	18,336	636
	Banco Latinoamericano de Comercio Exterior SA	42,530	628
	Central Pacific Financial Corp.	38,127	625
	First Mid Bancshares Inc.	20,222	608
	Altabancorp	22,047	604
*	CrossFirst Bankshares Inc.	65,852	599
	Bank First Corp.	8,656	599
	Cambridge Bancorp	8,801	595
	Diamond Hill Investment Group Inc.	4,264	583
*	MoneyGram International Inc.	85,819	582
	Dime Community Bancshares Inc.	39,771	575
*	TriState Capital Holdings Inc.	38,256	570
	Peapack-Gladstone Financial Corp.	25,364	558
	Arrow Financial Corp.	18,316	545
	Mercantile Bank Corp.	21,900	544
	Waterstone Financial Inc.	30,879	542
*	Assetmark Financial Holdings Inc.	22,770	541
	Dynex Capital Inc.	30,653	540
	CBTX Inc.	24,488	538
	Universal Insurance Holdings Inc.	38,199	533
	Flushing Financial Corp.	37,405	531
	First of Long Island Corp.	31,586	531
	Bridge Bancorp Inc.	23,160	517
	Byline Bancorp Inc.	33,622	515
*	International Money Express Inc.	32,472	511
	Midland States Bancorp Inc.	29,894	507
	First Community Bankshares Inc.	23,997	506
	Independent Bank Corp.	29,261	498
	Business First Bancshares Inc.	26,606	497
	Alerus Financial Corp.	20,433	491
	Orchid Island Capital Inc.	91,765	491
	Bar Harbor Bankshares	20,634	476
	Republic Bancorp Inc. Class A	13,423	474
	MidWestOne Financial Group Inc.	20,352	473
*	MBIA Inc.	73,747	470
*	Amerant Bancorp Inc.	31,476	467
*	Oportun Financial Corp.	27,032	457
	Farmers National Banc Corp.	35,491	445
	Financial Institutions Inc.	22,185	444
	HCI Group Inc.	8,412	439
*,^	Citizens Inc. Class A	68,125	432
	Hingham Institution For Savings	1,933	424
	Sierra Bancorp	19,142	421
	West BanCorp Inc.	21,827	421
	Capital City Bank Group Inc.	18,417	419
*	Equity Bancshares Inc. Class A	20,122	408
	CNB Financial Corp.	20,710	408
	Hanmi Financial Corp.	41,796	408
*	Atlantic Capital Bancshares Inc.	28,831	405
	Old Second Bancorp Inc.	39,711	384
	American National Bankshares Inc.	14,644	380
	Oppenheimer Holdings Inc. Class A	12,866	379
	Civista Bancshares Inc.	22,085	372

Reliant Bancorp Inc.	20,785	368
HomeTrust Bancshares Inc.	21,464	366
Peoples Financial Services Corp.	9,641	365
State Auto Financial Corp.	24,190	363
Heritage Insurance Holdings Inc.	34,856	360
Sculptor Capital Management Inc. Class A	25,582	360
* Bridgewater Bancshares Inc.	29,955	353
SmartFinancial Inc.	19,720	348
Home Bancorp Inc.	12,280	344
RBB Bancorp	23,172	344
First Bancorp Inc.	14,018	340
Red River Bancshares Inc.	6,821	339
* EZCORP Inc. Class A	65,913	336
First Internet Bancorp	13,079	335
Citizens & Northern Corp.	18,348	333
Metrocity Bankshares Inc.	23,955	332
* Southern First Bancshares Inc.	10,142	324
Merchants Bancorp	12,102	322
Southern Missouri Bancorp Inc.	10,654	322
* Metropolitan Bank Holding Corp.	9,645	319
Enterprise Bancorp Inc.	12,318	319
Fidelity D&D Bancorp Inc.	5,440	317
Farmers & Merchants Bancorp Inc.	13,828	316
Regional Management Corp.	11,732	314
Summit Financial Group Inc.	14,972	314
PCSB Financial Corp.	20,413	313
FS Bancorp Inc.	5,799	310
Investors Title Co.	1,799	306
Southern National Bancorp of Virginia Inc.	27,873	305
ChoiceOne Financial Services Inc.	10,074	298
Carter Bankshares Inc.	31,687	297
* Greenlight Capital Re Ltd. Class A	38,320	295
ACNB Corp.	11,818	294
First Capital Inc.	4,429	293
Anworth Mortgage Asset Corp.	134,380	289
Great Ajax Corp.	29,059	288
Macatawa Bank Corp.	37,096	288
Century Bancorp Inc. Class A	3,874	286
Spirit of Texas Bancshares Inc.	18,102	283
Guaranty Bancshares Inc.	9,627	277
MVB Financial Corp.	13,652	275
Northrim BanCorp Inc.	8,604	273
Ames National Corp.	12,380	266
Capstar Financial Holdings Inc.	22,025	265
National Bankshares Inc.	8,768	264
South Plains Financial Inc.	14,480	256
Greenhill & Co. Inc.	19,433	253
Luther Burbank Corp.	25,712	253
Western Asset Mortgage Capital Corp.	82,318	253
Independence Holding Co.	6,391	252
LCNB Corp.	16,987	251
* Coastal Financial Corp.	12,503	247
Territorial Bancorp Inc.	10,947	244
Premier Financial Bancorp Inc.	18,311	244
Timberland Bancorp Inc.	10,224	244
Penns Woods Bancorp Inc.	9,472	242
Orrstown Financial Services Inc.	14,880	240

Amalgamated Bank Class A	18,635	237
First Choice Bancorp	14,315	237
Shore Bancshares Inc.	16,970	235
* Trean Insurance Group Inc.	16,367	233
Northeast Bank	10,620	231
* Howard Bancorp Inc.	18,707	231
Investar Holding Corp.	14,060	229
Mid Penn Bancorp Inc.	9,650	224
* BayCom Corp.	15,564	224
* Professional Holding Corp. Class A	15,734	223
Norwood Financial Corp.	8,089	218
Curo Group Holdings Corp.	25,111	217
Codorus Valley Bancorp Inc.	12,875	216
* NI Holdings Inc.	12,535	214
Richmond Mutual BanCorp Inc.	17,073	214
First Business Financial Services Inc.	11,258	213
Donegal Group Inc. Class A	15,083	211
Western New England Bancorp Inc.	31,485	210
Parke Bancorp Inc.	14,543	209
* FVCBankcorp Inc.	16,058	209
Central Valley Community Bancorp	14,591	208
First Bank	22,163	206
1st Constitution Bancorp	12,448	203
Bank of Commerce Holdings	21,579	203
ESSA Bancorp Inc.	12,827	203
* Select Bancorp Inc.	22,092	202
* Republic First Bancorp Inc.	64,837	202
Community Financial Corp.	7,308	200
BCB Bancorp Inc.	19,639	200
Community Bankers Trust Corp.	30,270	197
Cherry Hill Mortgage Investment Corp.	21,400	194
Bank of Princeton	8,108	193
Unity Bancorp Inc.	10,839	191
HBT Financial Inc.	13,431	188
PCB Bancorp	17,227	188
C&F Financial Corp.	4,915	184
First Northwest Bancorp	12,197	183
Hawthorn Bancshares Inc.	8,276	182
Protective Insurance Corp. Class B	12,601	180
Eagle Bancorp Montana Inc.	8,732	180
Middlefield Banc Corp.	8,327	178
Silvercrest Asset Management Group Inc. Class A	13,236	176
* Esquire Financial Holdings Inc.	9,386	176
Safeguard Scientifics Inc.	27,370	175
Standard AVB Financial Corp.	5,348	175
Evans Bancorp Inc.	6,405	173
First Community Corp.	9,980	172
Bankwell Financial Group Inc.	9,412	172
* Pioneer Bancorp Inc.	16,455	171
Crawford & Co. Class A	23,098	170
SB Financial Group Inc.	9,880	169
* California BanCorp	10,498	169
Chemung Financial Corp.	5,006	168
Oak Valley Bancorp	9,308	167
Franklin Financial Services Corp.	5,809	165
* ProSight Global Inc.	12,932	165
* MMA Capital Holdings Inc.	6,572	164

First Savings Financial Group Inc.	2,582	163
* MainStreet Bancshares Inc.	9,906	161
FNCB Bancorp Inc.	23,835	160
Arlington Asset Investment Corp. Class A	49,732	160
Riverview Bancorp Inc.	29,632	156
Pzena Investment Management Inc. Class A	23,375	156
Peoples Bancorp of North Carolina Inc.	6,253	156
Ellington Residential Mortgage REIT	12,685	155
Plumas Bancorp	6,451	154
CB Financial Services Inc.	6,866	154
Colony Bankcorp Inc.	10,640	152
Mackinac Financial Corp.	12,386	151
BankFinancial Corp.	18,522	149
County Bancorp Inc.	6,954	149
* First Western Financial Inc.	8,679	147
Prudential Bancorp Inc.	11,147	145
First United Corp.	9,339	143
Ohio Valley Banc Corp.	6,083	140
Meridian Corp.	7,473	139
Salisbury Bancorp Inc.	3,518	137
Auburn National BanCorp Inc.	3,251	136
Level One Bancorp Inc.	7,037	134
Citizens Holding Co.	6,536	134
Westwood Holdings Group Inc.	11,191	133
* Capital Bancorp Inc.	11,115	132
United Security Bancshares	18,435	130
Landmark Bancorp Inc.	5,212	130
OP Bancorp	17,588	128
Provident Bancorp Inc.	12,665	128
United Insurance Holdings Corp.	28,665	127
Marlin Business Services Corp.	11,973	124
Provident Financial Holdings Inc.	8,611	124
* PDL Community Bancorp	10,373	113
Greene County Bancorp Inc.	4,322	109
GAMCO Investors Inc. Class A	7,554	108
* Security National Financial Corp. Class A	13,238	106
Associated Capital Group Inc. Class A	2,619	100
FedNat Holding Co.	16,880	95
Sterling Bancorp Inc.	23,148	91
Partners Bancorp	13,707	90
* Limestone Bancorp Inc.	6,996	85
First Guaranty Bancshares Inc.	5,029	85
* Altisource Portfolio Solutions SA	6,187	82
* Bogota Financial Corp.	8,017	70
* StepStone Group Inc. Class A	2,469	67
* SWK Holdings Corp.	4,942	64
* Siebert Financial Corp.	15,799	56
Bank7 Corp.	3,552	43
Value Line Inc.	1,400	38
Oconee Federal Financial Corp.	1,471	36
* GWG Holdings Inc.	4,254	32
* Vericity Inc.	2,587	28
* Root Inc. Class A	1,149	20
		469,714
Health Care (19.9%)
* Mirati Therapeutics Inc.	57,075	13,575
* Novavax Inc.	85,242	11,891

*	Ultragenyx Pharmaceutical Inc.	85,369	10,120
*	iRhythm Technologies Inc.	37,910	9,269
*	Arrowhead Pharmaceuticals Inc.	138,818	8,680
*	Natera Inc.	97,892	8,641
*	Blueprint Medicines Corp.	76,531	8,271
*	LHC Group Inc.	41,982	8,242
*	Amicus Therapeutics Inc.	351,585	8,048
*	Invitae Corp.	159,610	7,925
*	Nevro Corp.	46,433	7,487
*	HealthEquity Inc.	104,203	7,470
*	Halozyme Therapeutics Inc.	187,804	7,343
*	NeoGenomics Inc.	143,290	6,818
*	Inspire Medical Systems Inc.	36,187	6,721
*	Omnicell Inc.	58,743	6,159
*	Kodiak Sciences Inc.	44,578	6,092
*	Biohaven Pharmaceutical Holding Co. Ltd.	66,527	5,918
*	Fate Therapeutics Inc.	99,048	5,791
*	Insmed Inc.	139,986	5,461
*	Neogen Corp.	72,992	5,417
*	PTC Therapeutics Inc.	85,436	5,346
*	Turning Point Therapeutics Inc.	50,124	5,338
*	Denali Therapeutics Inc.	86,957	5,302
*	Arena Pharmaceuticals Inc.	80,390	5,295
	Ensign Group Inc.	70,736	5,084
*,^	Bridgebio Pharma Inc.	100,699	5,059
*	Emergent BioSolutions Inc.	61,722	5,057
*	Twist Bioscience Corp.	45,236	5,055
*	Medpace Holdings Inc.	37,765	4,848
*	FibroGen Inc.	116,496	4,812
*	Tenet Healthcare Corp.	144,499	4,542
*	STAAR Surgical Co.	63,350	4,515
*	TG Therapeutics Inc.	153,536	4,505
*	Veracyte Inc.	79,186	4,316
*	Merit Medical Systems Inc.	74,941	4,127
*	Glaukos Corp.	59,051	3,985
*	Apellis Pharmaceuticals Inc.	83,014	3,913
*	Shockwave Medical Inc.	39,342	3,849
	CONMED Corp.	37,591	3,830
*	HMS Holdings Corp.	121,847	3,828
*	CareDx Inc.	66,213	3,785
*	ChemoCentryx Inc.	68,554	3,781
*	Pacific Biosciences of California Inc.	230,763	3,648
*	Select Medical Holdings Corp.	150,192	3,620
*	Allakos Inc.	33,659	3,603
*	1Life Healthcare Inc.	108,725	3,574
*	LivaNova plc	67,568	3,571
*	Pacira BioSciences Inc.	58,010	3,515
*	NuVasive Inc.	71,075	3,292
*	Integer Holdings Corp.	45,250	3,262
	Patterson Cos. Inc.	117,322	3,257
*	Xencor Inc.	76,641	3,243
*	Deciphera Pharmaceuticals Inc.	51,730	3,197
	Cantel Medical Corp.	52,477	3,119
*	Corcept Therapeutics Inc.	132,759	3,006
*	R1 RCM Inc.	147,807	2,998
*	Avanos Medical Inc.	65,854	2,792
*	Axsome Therapeutics Inc.	38,312	2,777

*	Intellia Therapeutics Inc.	69,270	2,720
*	Kura Oncology Inc.	73,337	2,662
*	Editas Medicine Inc.	86,830	2,656
*,^	Inovio Pharmaceuticals Inc.	216,808	2,649
*	AtriCure Inc.	60,486	2,630
*	NanoString Technologies Inc.	52,262	2,594
*	Magellan Health Inc.	32,776	2,591
*	BioTelemetry Inc.	46,401	2,571
*,^	OPKO Health Inc.	549,992	2,552
*	Ironwood Pharmaceuticals Inc. Class A	220,612	2,541
*,^	Sorrento Therapeutics Inc.	306,108	2,510
*	Prestige Consumer Healthcare Inc.	69,578	2,475
	Healthcare Services Group Inc.	103,254	2,444
*	Beam Therapeutics Inc.	48,847	2,442
*	Immunovant Inc.	48,279	2,375
*	Relay Therapeutics Inc.	44,488	2,372
*	Vir Biotechnology Inc.	74,111	2,363
*	REVOLUTION Medicines Inc.	53,350	2,328
*	Atara Biotherapeutics Inc.	100,043	2,320
*	Allogene Therapeutics Inc.	74,526	2,314
*	Providence Service Corp.	16,731	2,272
*	Dicerna Pharmaceuticals Inc.	89,782	2,269
	Owens & Minor Inc.	87,145	2,245
*	Karuna Therapeutics Inc.	21,848	2,180
*	Intra-Cellular Therapies Inc.	90,391	2,137
*	Silk Road Medical Inc.	37,212	2,132
*	Y-mAbs Therapeutics Inc.	41,389	2,105
*	Revance Therapeutics Inc.	87,013	2,100
*	Heron Therapeutics Inc.	121,116	2,099
*	Translate Bio Inc.	94,253	2,094
*	MEDNAX Inc.	103,106	2,084
*	Arcturus Therapeutics Holdings Inc.	22,175	2,035
*	Seres Therapeutics Inc.	73,409	2,027
*	SpringWorks Therapeutics Inc.	29,289	1,917
*	Inovalon Holdings Inc. Class A	101,989	1,904
*	Addus HomeCare Corp.	19,085	1,894
*	Mersana Therapeutics Inc.	73,592	1,875
	US Physical Therapy Inc.	17,544	1,864
*	Cardiovascular Systems Inc.	53,496	1,843
*	Axonics Modulation Technologies Inc.	41,848	1,837
*	Pennant Group Inc.	35,237	1,786
*	Phreesia Inc.	39,519	1,745
*	Myriad Genetics Inc.	98,382	1,726
*	Epizyme Inc.	123,303	1,694
*	MacroGenics Inc.	72,992	1,684
*,^	Ligand Pharmaceuticals Inc.	19,951	1,683
*	Health Catalyst Inc.	46,524	1,659
*	Zogenix Inc.	76,892	1,648
*	Karyopharm Therapeutics Inc.	96,926	1,647
*	REGENXBIO Inc.	47,044	1,639
*	Adverum Biotechnologies Inc.	120,101	1,632
*	Endo International plc	313,208	1,591
*	Sangamo Therapeutics Inc.	159,182	1,590
*	Vericel Corp.	62,188	1,588
*	Arcus Biosciences Inc.	58,298	1,587
*	Scholar Rock Holding Corp.	31,565	1,573
*	Travere Therapeutics Inc.	67,652	1,551

*	Cytokinetics Inc.	91,811	1,542
*	Evolent Health Inc. Class A	104,412	1,517
*	Cerus Corp.	227,195	1,511
*	Replimune Group Inc.	28,866	1,492
*	Coherus Biosciences Inc.	80,023	1,477
*	Ocular Therapeutix Inc.	83,631	1,464
*	Rocket Pharmaceuticals Inc.	47,110	1,459
*	Rhythm Pharmaceuticals Inc.	46,637	1,443
*	Supernus Pharmaceuticals Inc.	67,514	1,438
*	Madrigal Pharmaceuticals Inc.	12,098	1,413
	Luminex Corp.	59,491	1,412
*	Eidos Therapeutics Inc.	15,159	1,396
*	NextGen Healthcare Inc.	77,324	1,372
*	Codexis Inc.	73,943	1,369
*	Progyny Inc.	36,918	1,310
*	ImmunoGen Inc.	237,645	1,295
*	GenMark Diagnostics Inc.	96,313	1,288
*	Intercept Pharmaceuticals Inc.	35,840	1,273
*	Quanterix Corp.	29,129	1,258
*	BioCryst Pharmaceuticals Inc.	244,487	1,249
*	Lantheus Holdings Inc.	91,832	1,209
*	Heska Corp.	9,627	1,203
*	OraSure Technologies Inc.	98,333	1,180
*	Athenex Inc.	85,830	1,170
	Atrion Corp.	1,945	1,167
*	Hanger Inc.	51,321	1,164
*	Viela Bio Inc.	29,814	1,143
*	RadNet Inc.	60,240	1,122
*	Meridian Bioscience Inc.	58,624	1,108
*	Tivity Health Inc.	60,105	1,108
*	CorVel Corp.	12,261	1,098
*	Tactile Systems Technology Inc.	25,333	1,092
*	Enanta Pharmaceuticals Inc.	26,245	1,081
*	Brookdale Senior Living Inc.	254,642	1,080
*	Constellation Pharmaceuticals Inc.	42,549	1,078
	National HealthCare Corp.	17,319	1,078
*	CryoLife Inc.	51,098	1,064
*	Cortexyme Inc.	21,767	1,058
*	Theravance Biopharma Inc.	63,634	1,056
*	Kadmon Holdings Inc.	237,882	1,037
*	AdaptHealth Corp. Class A	34,580	1,033
*	Krystal Biotech Inc.	18,712	1,028
*	ALX Oncology Holdings Inc.	13,180	1,014
*	Protagonist Therapeutics Inc.	41,905	1,012
*,^	Esperion Therapeutics Inc.	35,685	1,011
*	Frequency Therapeutics Inc.	34,743	997
*	Radius Health Inc.	62,648	989
*	Provention Bio Inc.	65,880	988
*	Allovir Inc.	24,768	981
*	Arvinas Inc.	40,363	977
*	Tabula Rasa HealthCare Inc.	28,303	975
*	Forma Therapeutics Holdings Inc.	22,267	974
*	Natus Medical Inc.	46,384	970
*	Community Health Systems Inc.	117,994	965
*	Option Care Health Inc.	60,854	958
*	TCR2 Therapeutics Inc.	35,104	956
	National Research Corp.	18,584	954

*	Orthofix Medical Inc.	25,727	946
*,^	Omeros Corp.	81,452	944
*	Spectrum Pharmaceuticals Inc.	199,395	939
*	Innoviva Inc.	87,673	917
*	MannKind Corp.	305,312	910
	LeMaitre Vascular Inc.	23,051	908
*	Vanda Pharmaceuticals Inc.	73,985	903
*	Personalis Inc.	32,726	901
*	Amphastar Pharmaceuticals Inc.	50,372	895
*	Inogen Inc.	25,392	890
*	Stoke Therapeutics Inc.	16,953	883
*	Varex Imaging Corp.	52,779	880
*	Collegium Pharmaceutical Inc.	47,328	875
*	Syndax Pharmaceuticals Inc.	37,347	865
*	G1 Therapeutics Inc.	47,231	862
*	Intersect ENT Inc.	44,949	860
*	PetIQ Inc. Class A	29,183	840
*	Alector Inc.	63,913	838
*	Cara Therapeutics Inc.	56,850	834
*	Black Diamond Therapeutics Inc.	24,966	832
*	Accolade Inc.	15,995	830
*	OrthoPediatrics Corp.	18,053	826
*	ZIOPHARM Oncology Inc.	294,770	825
*	Generation Bio Co.	16,879	814
*	Zentalis Pharmaceuticals Inc.	15,910	811
*	SI-BONE Inc.	34,972	810
*	VBI Vaccines Inc.	236,098	809
*	Vaxcyte Inc.	25,180	808
*	Precision BioSciences Inc.	64,314	802
*	NGM Biopharmaceuticals Inc.	32,962	781
*	Castle Biosciences Inc.	16,279	774
*	Agenus Inc.	209,153	774
*	Surgery Partners Inc.	31,296	765
*	BioSpecifics Technologies Corp.	8,625	762
*	IVERIC bio Inc.	111,540	761
*	AnaptysBio Inc.	29,470	760
*	Dynavax Technologies Corp.	146,862	746
*	Nkarta Inc.	22,365	744
*	Geron Corp.	398,059	742
*	Inari Medical Inc.	10,673	737
*	Keros Therapeutics Inc.	9,657	730
^,*	Precigen Inc.	91,968	728
*	Anika Therapeutics Inc.	19,258	728
*	AngioDynamics Inc.	50,893	724
*	Axogen Inc.	50,396	720
*	Cymabay Therapeutics Inc.	95,404	716
*	Avid Bioservices Inc.	78,278	714
*	Relmada Therapeutics Inc.	20,025	712
*	Bioxcel Therapeutics Inc.	16,174	712
*	Rigel Pharmaceuticals Inc.	233,661	708
*	Antares Pharma Inc.	226,113	705
*	Triple-S Management Corp. Class B	31,214	699
*	Five Prime Therapeutics Inc.	37,174	699
*	Gossamer Bio Inc.	78,617	695
*	Kiniksa Pharmaceuticals Ltd. Class A	37,111	692
*	Eagle Pharmaceuticals Inc.	15,177	691
*	Avidity Biosciences Inc.	22,982	688

*	BioLife Solutions Inc.	19,111	688
*	Vapotherm Inc.	27,176	684
*	Albireo Pharma Inc.	18,328	682
*	Surmodics Inc.	18,197	681
*	Arcutis Biotherapeutics Inc.	24,832	673
*	HealthStream Inc.	35,783	668
*	Nurix Therapeutics Inc.	15,364	655
*	Alphatec Holdings Inc.	62,215	653
*	Akebia Therapeutics Inc.	197,357	653
*	IGM Biosciences Inc.	9,756	651
*	Flexion Therapeutics Inc.	60,792	651
*	Ardelyx Inc.	101,524	640
*	Phathom Pharmaceuticals Inc.	14,906	638
*	Aerie Pharmaceuticals Inc.	50,899	632
*	Sutro Biopharma Inc.	35,867	613
*	Atreca Inc. Class A	39,111	608
*	Fluidigm Corp.	97,007	607
*	Affimed NV	112,908	603
*	Cutera Inc.	24,051	602
*,^	Fulgent Genetics Inc.	13,297	597
*	Morphic Holding Inc.	19,010	596
*	Avrobio Inc.	42,970	592
*	ViewRay Inc.	153,661	590
*,^	CEL-SCI Corp.	46,892	586
*	Viking Therapeutics Inc.	91,087	586
*,^	Vaxart Inc.	72,260	577
*,^	Clovis Oncology Inc.	115,085	566
*	Neoleukin Therapeutics Inc.	44,331	563
*	Cue Biopharma Inc.	39,792	556
*,^	UroGen Pharma Ltd.	26,763	555
*	Quotient Ltd.	79,571	552
*	Accuray Inc.	123,500	551
*	Marinus Pharmaceuticals Inc.	34,485	548
*,^	Ontrak Inc.	10,971	545
*	Amneal Pharmaceuticals Inc.	136,388	539
*	Akero Therapeutics Inc.	18,657	537
*,^	Applied Molecular Transport Inc.	17,262	536
	Phibro Animal Health Corp. Class A	28,272	534
*	OptimizeRx Corp.	20,098	531
*,^	Aspira Women's Health Inc.	108,923	529
*	SeaSpine Holdings Corp.	36,451	518
*	Durect Corp.	279,772	518
*	TransMedics Group Inc.	34,539	514
*	Crinetics Pharmaceuticals Inc.	37,624	503
*	Aeglea BioTherapeutics Inc.	58,381	500
*	SIGA Technologies Inc.	72,107	500
*	Apollo Medical Holdings Inc.	27,162	495
*	Annexon Inc.	20,423	494
*	Catalyst Pharmaceuticals Inc.	134,799	493
*	Prothena Corp. plc	42,706	483
*	Puma Biotechnology Inc.	42,439	477
*	CytoSorbents Corp.	56,730	476
*	CytomX Therapeutics Inc.	62,714	472
*	Syros Pharmaceuticals Inc.	57,675	470
*	BioDelivery Sciences International Inc.	123,619	470
*	Verastem Inc.	233,601	470
*	Viemed Healthcare Inc.	47,879	467

*	Homology Medicines Inc.	47,244	465
*	Joint Corp.	18,348	461
*	Concert Pharmaceuticals Inc.	39,792	454
*	Calithera Biosciences Inc.	91,424	449
*	Athersys Inc.	241,019	446
*	Applied Therapeutics Inc.	19,007	440
*,^	TherapeuticsMD Inc.	327,761	439
*,^	Amyris Inc.	147,955	432
*,^	Co-Diagnostics Inc.	36,488	428
^*,^	NantKwest Inc.	43,699	419
*	Akouos Inc.	20,074	415
*	MEI Pharma Inc.	143,314	413
*	ORIC Pharmaceuticals Inc.	12,113	411
*,^	Kala Pharmaceuticals Inc.	55,016	410
	Utah Medical Products Inc.	4,742	409
*	Ovid therapeutics Inc.	59,609	408
*	MeiraGTx Holdings plc	28,503	402
*	Pliant Therapeutics Inc.	14,510	399
	Invacare Corp.	46,675	398
*	iTeos Therapeutics Inc.	14,847	398
*,^	Acutus Medical Inc.	13,708	390
*	PDL BioPharma Inc.	153,561	389
*	CorMedix Inc.	43,103	388
*	Passage Bio Inc.	18,909	388
*	ANI Pharmaceuticals Inc.	13,032	385
*	Anavex Life Sciences Corp.	72,155	385
*	Paratek Pharmaceuticals Inc.	60,731	376
*	XBiotech Inc.	19,599	374
*	Zynex Inc.	25,672	358
*	KalVista Pharmaceuticals Inc.	18,903	354
*	Apyx Medical Corp.	45,890	351
*	Eiger BioPharmaceuticals Inc.	38,033	348
*	MediciNova Inc.	58,129	345
*	VYNE Therapeutics Inc.	199,169	339
*,^	Spero Therapeutics Inc.	20,293	336
*,^	Accelerate Diagnostics Inc.	42,746	335
*	Sientra Inc.	64,533	334
*	Molecular Templates Inc.	36,665	328
*	RAPT Therapeutics Inc.	15,096	327
*	InfuSystem Holdings Inc.	20,098	322
*,^	Selecta Biosciences Inc.	94,417	317
*	Cellular Biomedicine Group Inc.	17,179	316
*	Rubius Therapeutics Inc.	50,281	315
*	Ideaya Biosciences Inc.	22,176	309
*	WaVe Life Sciences Ltd.	34,003	300
*	Voyager Therapeutics Inc.	35,778	298
*	Inozyme Pharma Inc.	11,252	293
*	Chiasma Inc.	68,208	292
*	Tricida Inc.	39,650	290
*	UNITY Biotechnology Inc.	47,527	287
*	Kezar Life Sciences Inc.	43,244	285
*	Pulse Biosciences Inc.	18,860	281
*	XOMA Corp.	8,467	280
*	iCAD Inc.	27,975	280
*	ChromaDex Corp.	56,486	280
*	Xeris Pharmaceuticals Inc.	62,952	274
*	Odonate Therapeutics Inc.	18,140	272

*	Lannett Co. Inc.	43,858	270
*	Maravai LifeSciences Holdings Inc. Class A	9,555	269
*	Cabaletta Bio Inc.	17,947	267
*	Agile Therapeutics Inc.	94,498	266
*	Stereotaxis Inc.	61,489	264
*	Chinook Therapeutics Inc.	18,565	260
*	Chimerix Inc.	67,360	254
*,^	Cassava Sciences Inc.	32,483	251
*	Aprea Therapeutics Inc.	9,871	249
*	89bio Inc.	9,079	245
*	Assembly Biosciences Inc.	42,384	244
*	Fortress Biotech Inc.	86,695	238
*	Evofem Biosciences Inc.	105,372	236
*	Fennec Pharmaceuticals Inc.	30,020	235
*	NextCure Inc.	22,780	231
*	Fulcrum Therapeutics Inc.	19,881	227
*	Misonix Inc.	16,275	227
*	CASI Pharmaceuticals Inc.	90,919	226
*	Beyondspring Inc.	20,167	225
*	American Renal Associates Holdings Inc.	19,641	224
*	Harpoon Therapeutics Inc.	14,682	219
*,^	BrainStorm Cell Therapeutics Inc.	39,627	219
*	Poseida Therapeutics Inc.	18,813	218
*	ContraFect Corp.	33,954	215
*	Retractable Technologies Inc.	18,491	214
*	Prevail Therapeutics Inc.	20,184	207
*	Harvard Bioscience Inc.	52,619	206
*	Magenta Therapeutics Inc.	28,779	206
*	IntriCon Corp.	11,718	203
*	Pieris Pharmaceuticals Inc.	68,840	201
*	Hookipa Pharma Inc.	17,255	200
*	Kindred Biosciences Inc.	51,390	200
*	iRadimed Corp.	8,024	197
*	Aquestive Therapeutics Inc.	27,667	195
*	GlycoMimetics Inc.	51,458	193
*	Optinose Inc.	47,541	193
*	Catalyst Biosciences Inc.	30,331	188
*	Oyster Point Pharma Inc.	8,472	186
*	Surgalign Holdings Inc.	80,556	182
*	Minerva Neurosciences Inc.	46,422	181
*	Harrow Health Inc.	31,081	179
*	NeuBase Therapeutics Inc.	23,262	178
*	Pandion Therapeutics Inc.	10,042	177
*	IMARA Inc.	6,877	175
*	Repro-Med Systems Inc.	38,030	171
*,^	ADMA Biologics Inc.	83,595	171
*	Oncocyte Corp.	87,601	169
*	Jounce Therapeutics Inc.	23,595	169
*	Mirum Pharmaceuticals Inc.	7,157	168
*	FONAR Corp.	8,725	168
*	AcelRx Pharmaceuticals Inc.	111,006	167
*	AVEO Pharmaceuticals Inc.	30,476	164
*	Soleno Therapeutics Inc.	82,811	162
*	Eton Pharmaceuticals Inc.	20,408	162
*	Dyadic International Inc.	26,829	157
*	Chembio Diagnostics Inc.	27,160	156
*	Verrica Pharmaceuticals Inc.	16,908	155

*	Five Star Senior Living Inc.	26,208	155
*	Tela Bio Inc.	9,330	153
*	Applied Genetic Technologies Corp.	34,088	151
*	BioSig Technologies Inc.	32,859	151
*	Mustang Bio Inc.	40,724	151
*	Checkpoint Therapeutics Inc.	62,025	149
*	X4 Pharmaceuticals Inc.	22,540	149
*	Centogene NV	11,806	148
*	Evelo Biosciences Inc.	28,802	148
*	Organogenesis Holdings Inc. Class A	28,116	145
*	Immunic Inc.	7,702	144
*	Strongbridge Biopharma plc	50,945	141
*	DermTech Inc.	11,259	139
*	Aptinyx Inc. Class A	34,283	136
*	Enzo Biochem Inc.	62,670	136
*	Galectin Therapeutics Inc.	52,244	136
*	Abeona Therapeutics Inc.	83,484	135
*	Galera Therapeutics Inc.	12,143	133
*	Exicure Inc.	82,522	129
*,^	Genprex Inc.	39,720	128
*,^	Corbus Pharmaceuticals Holdings Inc.	104,537	128
*	Kymera Therapeutics Inc.	2,729	127
*	Gritstone Oncology Inc.	41,358	126
*	Cerecor Inc.	50,043	125
*,^	Kaleido Biosciences Inc.	15,530	122
*	Orgenesis Inc.	25,160	122
*	La Jolla Pharmaceutical Co.	24,570	122
*	VolitionRX Ltd.	37,086	122
*	Axcella Health Inc.	21,006	120
*,^	iBio Inc.	79,062	118
*	LogicBio Therapeutics Inc.	16,761	117
*	Solid Biosciences Inc.	35,117	116
*	Cidara Therapeutics Inc.	49,503	116
*	Champions Oncology Inc.	10,059	114
*	Eargo Inc.	2,258	113
*	Evolus Inc.	30,165	113
*	Nymox Pharmaceutical Corp.	55,723	112
*	Osmotica Pharmaceuticals plc	17,426	107
*	Eloxx Pharmaceuticals Inc.	36,802	105
*	Liquidia Corp.	37,557	105
*	Tyme Technologies Inc.	96,254	101
*	Rockwell Medical Inc.	95,805	101
*	Exagen Inc.	6,684	99
*	Aravive Inc.	16,951	98
*	Milestone Scientific Inc.	58,410	98
*	Electromed Inc.	9,673	98
*	PAVmed Inc.	50,037	97
*	LENSAR Inc.	11,286	97
*	Cyclerion Therapeutics Inc.	30,765	95
*	Lexicon Pharmaceuticals Inc.	57,992	89
*	Savara Inc.	64,722	87
*	scPharmaceuticals Inc.	9,387	87
*	NantHealth Inc.	37,504	86
*	Soliton Inc.	9,319	86
*	Checkmate Pharmaceuticals Inc.	6,554	79
*	Graybug Vision Inc.	3,068	79
*,^	PhaseBio Pharmaceuticals Inc.	20,008	76

*	Athira Pharma Inc.	3,041	76
*	Shattuck Labs Inc.	2,084	75
*	Prelude Therapeutics Inc.	1,392	72
*	Lyra Therapeutics Inc.	5,711	71
*	Atea Pharmaceuticals Inc.	2,051	68
*,^	Marker Therapeutics Inc.	39,805	68
*	Protara Therapeutics Inc.	2,787	67
*	Recro Pharma Inc.	27,534	66
*	Spruce Biosciences Inc.	2,248	64
*	Venus Concept Inc.	26,325	63
*	Praxis Precision Medicines Inc.	1,502	62
*	Enochian Biosciences Inc.	20,104	58
*	Satsuma Pharmaceuticals Inc.	12,780	58
*	Taysha Gene Therapies Inc.	2,301	52
*	Cohbar Inc.	34,086	46
*	Foghorn Therapeutics Inc.	2,250	45
*	Bellerophon Therapeutics Inc.	6,326	45
*	American Well Corp. Class A	1,632	43
*	Catabasis Pharmaceuticals Inc.	25,264	42
*	Nemaura Medical Inc.	9,415	39
*	Oncorus Inc.	1,225	34
*	Pulmonx Corp.	618	33
*	SQZ Biotechnologies Co.	1,052	33
*	NeuroBo Pharmaceuticals Inc.	5,958	32
*	Avenue Therapeutics Inc.	9,212	31
*	vTv Therapeutics Inc. Class A	13,568	28
*	Aytu BioScience Inc.	31,836	28
*	Dyne Therapeutics Inc.	1,373	28
*	Codiak Biosciences Inc.	2,095	27
*	Biodesix Inc.	1,510	27
*	C4 Therapeutics Inc.	768	26
*	Inhibrx Inc.	908	25
*	PMV Pharmaceuticals Inc.	619	22
*	Progenity Inc.	5,290	21
*	Kronos Bio Inc.	654	21
*	Aligos Therapeutics Inc.	1,051	20
*	Metacrine Inc.	2,464	20
*	Tarsus Pharmaceuticals Inc.	747	18
*	Aziyo Biologics Inc. Class A	1,215	17
*	Outset Medical Inc.	249	16
*	Harmony Biosciences Holdings Inc.	203	9
*,^	Pulse Biosciences Inc. Warrants Exp. 05/14/2025	406	3
*,§	Synergy Pharmaceuticals LLC	224,815	1
			622,774
Industrials (15.5%)
	Tetra Tech Inc.	74,535	8,888
*	TopBuild Corp.	45,779	7,976
	EMCOR Group Inc.	75,180	6,479
*	Saia Inc.	36,357	6,346
	MAXIMUS Inc.	84,582	6,074
*	Builders FirstSource Inc.	159,981	5,985
	Exponent Inc.	71,038	5,897
	Simpson Manufacturing Co. Inc.	60,296	5,541
*	ASGN Inc.	70,402	5,504
	KBR Inc.	197,004	5,471
	Advanced Drainage Systems Inc.	76,893	5,363
	Louisiana-Pacific Corp.	156,022	5,341

*	Chart Industries Inc.	49,945	5,162
*	ACI Worldwide Inc.	158,427	5,162
*	Proto Labs Inc.	36,972	5,108
	Altra Industrial Motion Corp.	89,212	5,064
	EnerSys	58,818	4,812
	John Bean Technologies Corp.	43,322	4,790
	Brink's Co.	69,500	4,663
*	BMC Stock Holdings Inc.	93,002	4,551
*	MasTec Inc.	78,406	4,446
	Watts Water Technologies Inc. Class A	37,894	4,439
*	WESCO International Inc.	67,887	4,428
*	Itron Inc.	55,477	4,361
	Franklin Electric Co. Inc.	63,688	4,305
	Insperity Inc.	50,185	4,291
*	TriNet Group Inc.	56,973	4,273
*	AMN Healthcare Services Inc.	64,539	4,205
	Applied Industrial Technologies Inc.	53,471	4,194
	Kennametal Inc.	114,871	4,019
*	ExlService Holdings Inc.	46,445	3,867
	UniFirst Corp.	20,845	3,854
	GATX Corp.	48,145	3,840
	Hillenbrand Inc.	102,462	3,839
*	Aerojet Rocketdyne Holdings Inc.	101,531	3,800
	Triton International Ltd.	83,584	3,783
*	Green Dot Corp. Class A	70,446	3,773
	HB Fuller Co.	71,182	3,725
	AAON Inc.	56,816	3,700
*	Resideo Technologies Inc.	195,089	3,607
	ABM Industries Inc.	92,701	3,569
*	Kratos Defense & Security Solutions Inc.	167,926	3,555
	ESCO Technologies Inc.	35,386	3,500
	Matson Inc.	59,147	3,438
*	Masonite International Corp.	33,712	3,373
	Werner Enterprises Inc.	84,293	3,371
	Fluor Corp.	194,808	3,364
	Badger Meter Inc.	40,309	3,323
*,^	Workhorse Group Inc.	130,376	3,308
	Moog Inc. Class A	41,133	3,182
*	SPX FLOW Inc.	58,853	3,153
*	Installed Building Products Inc.	31,619	3,125
	Korn Ferry	77,537	3,105
	EVERTEC Inc.	83,291	3,096
*	Livent Corp.	202,894	3,078
*	Navistar International Corp.	69,048	3,056
*	SPX Corp.	59,467	3,046
*	Summit Materials Inc. Class A	158,575	3,013
*	Bloom Energy Corp. Class A	122,705	3,009
*,1	API Group Corp.	193,612	3,001
	Barnes Group Inc.	64,965	2,989
*	Gibraltar Industries Inc.	45,107	2,953
	Albany International Corp. Class A	42,533	2,915
	ManTech International Corp. Class A	37,561	2,891
	Terex Corp.	93,099	2,886
	Brady Corp. Class A	65,133	2,878
	Forward Air Corp.	38,461	2,810
*	Beacon Roofing Supply Inc.	75,535	2,749
*	Dycom Industries Inc.	42,458	2,669

Mueller Water Products Inc. Class A	216,763	2,573
Federal Signal Corp.	82,749	2,568
* AeroVironment Inc.	29,949	2,557
* Atkore International Group Inc.	65,485	2,553
Cubic Corp.	43,456	2,545
* Meritor Inc.	95,930	2,533
Comfort Systems USA Inc.	49,672	2,503
* Air Transport Services Group Inc.	81,298	2,499
* Hub Group Inc. Class A	45,290	2,474
O-I Glass Inc.	216,770	2,454
* Allegheny Technologies Inc.	175,481	2,367
Maxar Technologies Inc.	84,556	2,351
Belden Inc.	61,041	2,349
* CryoPort Inc.	47,206	2,297
* JELD-WEN Holding Inc.	93,912	2,272
* Verra Mobility Corp. Class A	184,940	2,256
Otter Tail Corp.	56,073	2,233
* Vivint Smart Home Inc.	100,751	2,220
* Cimpress plc	24,596	2,205
* Vicor Corp.	26,695	2,188
McGrath RentCorp	33,339	2,122
Helios Technologies Inc.	42,960	2,115
* OSI Systems Inc.	23,407	2,062
* American Woodmark Corp.	23,392	2,047
CSW Industrials Inc.	18,930	2,031
EnPro Industries Inc.	28,621	2,027
Kadant Inc.	15,816	2,023
* Sykes Enterprises Inc.	53,470	2,012
Kaman Corp.	38,178	1,996
* Atlas Air Worldwide Holdings Inc.	35,605	1,987
* Repay Holdings Corp. Class A	82,280	1,985
Patrick Industries Inc.	30,874	1,946
* Herc Holdings Inc.	33,627	1,926
Alamo Group Inc.	13,669	1,855
ICF International Inc.	25,172	1,823
Astec Industries Inc.	31,027	1,800
* GMS Inc.	57,612	1,799
Mesa Laboratories Inc.	6,562	1,783
Lindsay Corp.	14,998	1,737
Greif Inc. Class A	35,454	1,723
* CBIZ Inc.	70,511	1,708
* Welbilt Inc.	180,284	1,704
Tennant Co.	25,279	1,698
TTEC Holdings Inc.	25,076	1,697
Enerpac Tool Group Corp. Class A	74,948	1,678
* FARO Technologies Inc.	24,537	1,622
* Ferro Corp.	113,186	1,620
Primoris Services Corp.	66,331	1,608
AZZ Inc.	36,004	1,605
* TriMas Corp.	59,812	1,599
Granite Construction Inc.	64,763	1,594
Greenbrier Cos. Inc.	44,558	1,487
Deluxe Corp.	57,720	1,486
* PGT Innovations Inc.	78,861	1,468
ArcBest Corp.	34,899	1,463
Encore Wire Corp.	28,184	1,456
Marten Transport Ltd.	81,834	1,443

* Evo Payments Inc. Class A	56,391	1,418
* Huron Consulting Group Inc.	31,320	1,380
* Textainer Group Holdings Ltd.	71,427	1,316
AAR Corp.	46,186	1,310
Wabash National Corp.	73,273	1,295
Standex International Corp.	16,954	1,279
Griffon Corp.	59,713	1,245
Heartland Express Inc.	67,302	1,244
Raven Industries Inc.	49,260	1,242
Shyft Group Inc.	47,733	1,238
Douglas Dynamics Inc.	31,163	1,219
Columbus McKinnon Corp.	32,088	1,213
* Cardtronics plc Class A	49,804	1,209
H&E Equipment Services Inc.	44,150	1,187
* MYR Group Inc.	22,473	1,149
Kforce Inc.	27,337	1,122
* NV5 Global Inc.	15,071	1,102
Chase Corp.	10,229	1,084
* Echo Global Logistics Inc.	36,289	1,030
* Parsons Corp.	31,226	1,021
Frontline Ltd.	163,374	1,021
* Great Lakes Dredge & Dock Corp.	87,757	991
* Conduent Inc.	228,948	966
* Construction Partners Inc. Class A	36,408	957
Kelly Services Inc. Class A	46,351	948
* TrueBlue Inc.	49,369	943
MTS Systems Corp.	26,771	938
Argan Inc.	20,381	937
Triumph Group Inc.	70,983	935
Quanex Building Products Corp.	45,246	932
Apogee Enterprises Inc.	35,431	930
* CIRCOR International Inc.	27,672	915
* SP Plus Corp.	31,956	909
SFL Corp. Ltd.	133,200	902
* SEACOR Holdings Inc.	26,491	880
Myers Industries Inc.	49,306	838
Cass Information Systems Inc.	19,595	831
Scorpio Tankers Inc.	70,475	813
Gorman-Rupp Co.	24,244	798
DHT Holdings Inc.	153,525	784
* PAE Inc.	81,275	781
* US Concrete Inc.	22,004	781
* BrightView Holdings Inc.	56,593	772
* Tutor Perini Corp.	56,150	759
Hyster-Yale Materials Handling Inc.	13,747	757
* Vectrus Inc.	15,780	752
* Modine Manufacturing Co.	68,282	746
* Ducommun Inc.	14,769	734
* Aegion Corp. Class A	42,123	722
CAI International Inc.	22,752	720
Barrett Business Services Inc.	10,467	698
Heidrick & Struggles International Inc.	26,613	695
* Donnelley Financial Solutions Inc.	41,709	679
* Lydall Inc.	23,622	647
* Thermon Group Holdings Inc.	44,983	636
Nordic American Tankers Ltd.	198,557	633
* Sterling Construction Co. Inc.	38,149	610

Luxfer Holdings plc	40,096	603
Insteel Industries Inc.	25,775	596
* Energy Recovery Inc.	55,629	594
Ennis Inc.	35,586	583
* I3 Verticals Inc. Class A	20,570	574
* Dorian LPG Ltd.	52,080	569
International Seaways Inc.	33,164	560
* Willdan Group Inc.	14,271	555
* Foundation Building Materials Inc.	28,338	545
* Cornerstone Building Brands Inc.	60,034	525
* Manitowoc Co. Inc.	47,088	523
Miller Industries Inc.	15,414	515
Resources Connection Inc.	42,324	513
* Vishay Precision Group Inc.	17,264	505
Costamare Inc.	68,766	494
* Napco Security Technologies Inc.	16,080	490
* Forterra Inc.	26,179	486
* Titan Machinery Inc.	26,325	481
CRA International Inc.	10,441	479
* DXP Enterprises Inc.	22,543	475
* Ranpak Holdings Corp. Class A	40,346	456
* Cross Country Healthcare Inc.	49,289	429
Kronos Worldwide Inc.	30,995	426
* Daseke Inc.	62,781	424
* Montrose Environmental Group Inc.	15,234	417
* UFP Technologies Inc.	9,463	417
VSE Corp.	12,187	417
* IES Holdings Inc.	11,230	414
Greif Inc. Class B	8,367	412
Allied Motion Technologies Inc.	10,117	410
* Luna Innovations Inc.	40,374	405
* Aspen Aerogels Inc.	28,028	396
* Orion Energy Systems Inc.	37,326	385
* Northwest Pipe Co.	13,369	385
* Franklin Covey Co.	17,396	382
* Astronics Corp.	32,593	372
* ShotSpotter Inc.	11,077	367
Caesarstone Ltd.	30,623	366
* GreenSky Inc. Class A	85,179	363
* Team Inc.	41,660	363
* Blue Bird Corp.	21,552	354
REV Group Inc.	37,894	350
Park Aerospace Corp.	27,145	346
Park-Ohio Holdings Corp.	12,218	343
* Veritiv Corp.	17,771	330
* Radiant Logistics Inc.	54,237	321
Powell Industries Inc.	12,363	319
* CECO Environmental Corp.	42,938	318
* Transcat Inc.	9,598	304
United States Lime & Minerals Inc.	2,744	304
* Covenant Transportation Group Inc. Class A	15,976	295
* Lawson Products Inc.	6,156	291
LSI Industries Inc.	35,754	280
* HC2 Holdings Inc.	80,685	270
* Diamond S Shipping Inc.	38,394	264
Hurco Cos. Inc.	8,615	257
Preformed Line Products Co.	4,176	253

*	Acacia Research Corp.	65,693	242
*	US Xpress Enterprises Inc. Class A	30,573	229
	Universal Logistics Holdings Inc.	10,640	229
*	EVI Industries Inc.	6,688	226
	Graham Corp.	13,461	213
	Scorpio Bulkers Inc.	12,283	210
*,^	Alpha Pro Tech Ltd.	16,631	210
*	GP Strategies Corp.	18,097	208
*	Paysign Inc.	42,060	206
*	LB Foster Co. Class A	13,957	203
*	StarTek Inc.	24,372	191
*,^	ExOne Co.	15,714	187
*	ServiceSource International Inc.	120,913	186
*	Overseas Shipholding Group Inc. Class A	91,818	184
	Genco Shipping & Trading Ltd.	23,816	180
	Eagle Bulk Shipping Inc.	8,778	164
	BG Staffing Inc.	12,659	161
	Ardmore Shipping Corp.	47,485	157
*	Gencor Industries Inc.	12,693	153
*	Information Services Group Inc.	49,878	151
*	PFSweb Inc.	21,767	148
	Quad/Graphics Inc.	47,415	147
*	Concrete Pumping Holdings Inc.	36,730	143
*	Willis Lease Finance Corp.	4,167	134
*	IBEX Holdings Ltd.	6,479	129
*	Mistras Group Inc.	24,696	129
*	DHI Group Inc.	66,239	127
*	General Finance Corp.	14,448	118
*	PAM Transportation Services Inc.	2,459	113
*	Mayville Engineering Co. Inc.	10,069	111
*	Atlanticus Holdings Corp.	7,020	105
*,^	Wrap Technologies Inc.	15,901	91
*	Safe Bulkers Inc.	76,059	91
*	Ultralife Corp.	12,701	86
*	Nesco Holdings Inc.	18,436	85
*	Pactiv Evergreen Inc.	4,894	83
*	Target Hospitality Corp.	42,469	67
*	Priority Technology Holdings Inc.	10,362	51
*	Pangaea Logistics Solutions Ltd.	14,123	37
			483,411
Other (0.0%)2
*	Sotera Health Co.	7,324	198
*,§	Alder BioPharmaceuticals CVR Exp. 12/31/2024	32,046	28
^,*,§	Tobira Therapeutics CVR Exp. 12/31/2028	6,201	28
*	Olema Pharmaceuticals Inc.	479	24
*,§	Aduro Biotech Inc. CVR	17,749	11
*,§	Media General Inc. CVR	85,418	3
*,§	NewStar Financial Inc. CVR	18,788	2
*,§	Oncternal Therapeutics Inc. CVR	846	1
*,§	Alexion Pharmaceuticals, Inc. CVR Exp. 06/29/2024	1,085	1
*,§	Lantheus Holdings CVR	110,304	—
*,§	Clinical Data CVR	913	—
*,§	Omthera Pharmeceuticals CVR	2,012	—
			296
Real Estate (6.5%)
	EastGroup Properties Inc.	53,468	7,289

* Redfin Corp.	134,051	6,420
STAG Industrial Inc.	207,344	6,175
Healthcare Realty Trust Inc.	186,913	5,514
Hannon Armstrong Sustainable Infrastructure Capital Inc.	100,386	5,487
Terreno Realty Corp.	92,240	5,344
QTS Realty Trust Inc. Class A	84,692	5,032
Physicians Realty Trust	288,716	5,009
Agree Realty Corp.	73,621	4,852
Sabra Health Care REIT Inc.	284,100	4,682
Innovative Industrial Properties Inc.	29,395	4,517
Ryman Hospitality Properties Inc.	69,791	4,480
PotlatchDeltic Corp.	90,632	4,218
Lexington Realty Trust	378,309	3,863
National Health Investors Inc.	59,508	3,848
PS Business Parks Inc.	27,814	3,666
Pebblebrook Hotel Trust	179,984	3,330
Sunstone Hotel Investors Inc.	297,227	3,121
National Storage Affiliates Trust	86,643	2,944
Colony Capital Inc.	664,141	2,869
RLJ Lodging Trust	226,948	2,798
Uniti Group Inc.	267,271	2,748
Piedmont Office Realty Trust Inc. Class A	174,488	2,727
Four Corners Property Trust Inc.	97,309	2,726
Kennedy-Wilson Holdings Inc.	169,115	2,702
Service Properties Trust	226,705	2,689
Washington REIT	114,048	2,647
Essential Properties Realty Trust Inc.	127,809	2,625
CareTrust REIT Inc.	132,124	2,567
Retail Properties of America Inc.	296,546	2,402
Easterly Government Properties Inc.	110,690	2,398
* Cushman & Wakefield plc	152,878	2,278
Columbia Property Trust Inc.	158,280	2,213
Xenia Hotels & Resorts Inc.	156,641	2,207
SITE Centers Corp.	211,737	2,136
Urban Edge Properties	160,453	2,083
Global Net Lease Inc.	124,545	2,079
Retail Opportunity Investments Corp.	160,026	2,077
DiamondRock Hospitality Co.	276,180	2,077
^ Macerich Co.	207,201	2,072
American Assets Trust Inc.	69,581	1,996
LTC Properties Inc.	53,744	1,991
* Realogy Holdings Corp.	158,561	1,952
Industrial Logistics Properties Trust	89,694	1,949
Monmouth Real Estate Investment Corp.	131,194	1,946
Independence Realty Trust Inc.	131,017	1,688
Acadia Realty Trust	117,248	1,665
Kite Realty Group Trust	114,791	1,653
Mack-Cali Realty Corp.	120,017	1,639
Safehold Inc.	23,915	1,628
Alexander & Baldwin Inc.	99,620	1,559
GEO Group Inc.	162,875	1,539
Office Properties Income Trust	66,077	1,510
St. Joe Co.	45,454	1,500
Diversified Healthcare Trust	327,843	1,446
Newmark Group Inc. Class A	197,641	1,387
Community Healthcare Trust Inc.	29,915	1,351
Getty Realty Corp.	47,170	1,339

	NexPoint Residential Trust Inc.	28,934	1,282
	Summit Hotel Properties Inc.	142,464	1,238
	Investors Real Estate Trust	17,728	1,230
^	Tanger Factory Outlet Centers Inc.	124,843	1,180
	CoreCivic Inc.	165,321	1,172
*	Marcus & Millichap Inc.	32,267	1,157
	Front Yard Residential Corp.	69,040	1,127
	American Finance Trust Inc.	150,745	1,113
	Universal Health Realty Income Trust	17,739	1,072
	Armada Hoffler Properties Inc.	79,442	843
	Colony Credit Real Estate Inc.	116,044	842
	Gladstone Commercial Corp.	46,379	839
	RPT Realty	111,777	819
	Alexander's Inc.	2,932	802
	Global Medical REIT Inc.	58,255	798
*	Seritage Growth Properties Class A	47,279	778
	RMR Group Inc. Class A	20,939	776
	RE/MAX Holdings Inc. Class A	24,527	768
	UMH Properties Inc.	50,920	730
	Chatham Lodging Trust	64,258	708
	Franklin Street Properties Corp.	144,289	670
	CatchMark Timber Trust Inc. Class A	67,732	650
	New Senior Investment Group Inc.	113,939	630
	Urstadt Biddle Properties Inc. Class A	41,309	580
	City Office REIT Inc.	58,987	517
	Saul Centers Inc.	16,547	516
	Preferred Apartment Communities Inc. Class A	65,988	515
	Ares Commercial Real Estate Corp.	42,825	477
*	Forestar Group Inc.	22,908	446
	Whitestone REIT	56,335	424
*	FRP Holdings Inc.	9,111	417
*	Tejon Ranch Co.	29,054	416
	One Liberty Properties Inc.	22,674	403
	Gladstone Land Corp.	27,015	393
	Hersha Hospitality Trust Class A	47,904	388
	CorePoint Lodging Inc.	54,440	354
*	Retail Value Inc.	23,002	354
	Bluerock Residential Growth REIT Inc.	33,939	346
	NETSTREIT Corp.	16,518	313
	Farmland Partners Inc.	36,240	289
	Plymouth Industrial REIT Inc.	21,707	285
*	Rafael Holdings Inc. Class B	12,756	273
	Broadstone Net Lease Inc. Class A	15,261	269
	CTO Realty Growth Inc.	6,518	266
	Griffin Industrial Realty Inc.	3,593	256
*	PICO Holdings Inc.	22,990	200
*	Stratus Properties Inc.	8,088	197
	BRT Apartments Corp.	14,639	191
	CIM Commercial Trust Corp.	15,483	188
	Tiptree Inc.	33,507	171
	Alpine Income Property Trust Inc.	9,426	151
*	Fathom Holdings Inc.	6,502	144
	Clipper Realty Inc.	21,388	136
*	Maui Land & Pineapple Co. Inc.	9,373	114
	CorEnergy Infrastructure Trust Inc.	19,000	113
*	Transcontinental Realty Investors Inc.	1,780	46
*,^	Avalon GloboCare Corp.	27,990	35

*	American Realty Investors Inc.	1,441	13
			202,069
Technology (11.9%)
*	II-VI Inc.	139,408	9,431
*	Blackline Inc.	69,392	8,528
*	Lattice Semiconductor Corp.	185,965	7,783
*	Q2 Holdings Inc.	68,602	7,777
	Brooks Automation Inc.	100,467	7,333
*	Silicon Laboratories Inc.	59,952	7,027
*,^	Appian Corp. Class A	49,217	6,890
	CMC Materials Inc.	40,152	6,195
*	Semtech Corp.	89,327	6,027
*	Envestnet Inc.	73,438	5,894
	Power Integrations Inc.	81,552	5,822
*	Novanta Inc.	47,313	5,677
*	Sailpoint Technologies Holdings Inc.	121,779	5,670
*	J2 Global Inc.	62,621	5,611
*	Rapid7 Inc.	69,687	5,222
*	Varonis Systems Inc.	43,120	5,202
*	LiveRamp Holdings Inc.	88,685	5,189
*	Advanced Energy Industries Inc.	52,544	5,068
*	Verint Systems Inc.	88,618	5,048
*	SPS Commerce Inc.	48,601	5,009
*	Alarm.com Holdings Inc.	65,725	4,989
*	LivePerson Inc.	85,304	4,983
*	Cerence Inc.	50,844	4,614
*	Qualys Inc.	47,085	4,474
*	FormFactor Inc.	106,783	4,378
	Perspecta Inc.	192,592	4,318
*	Upwork Inc.	128,279	4,197
*	Workiva Inc. Class A	54,073	4,055
*	Bandwidth Inc. Class A	26,525	4,026
*	Diodes Inc.	58,620	3,984
*	Rogers Corp.	25,762	3,785
	Blackbaud Inc.	68,358	3,766
*	Cornerstone OnDemand Inc.	83,859	3,702
*	Appfolio Inc.	22,551	3,674
*	Covetrus Inc.	135,713	3,666
*	MicroStrategy Inc. Class A	10,684	3,662
*	Synaptics Inc.	47,061	3,660
*	Box Inc.	191,841	3,585
*	Ambarella Inc.	45,764	3,576
*	SVMK Inc.	167,547	3,565
	Vishay Intertechnology Inc.	183,817	3,559
*	Mimecast Ltd.	79,048	3,556
*	Tenable Holdings Inc.	96,396	3,471
*	Fabrinet	50,796	3,470
*	Insight Enterprises Inc.	47,916	3,425
*	Cloudera Inc.	283,327	3,309
*	Altair Engineering Inc. Class A	58,667	3,162
*	Yelp Inc. Class A	98,469	3,145
*	Allscripts Healthcare Solutions Inc.	223,681	3,060
*	Cargurus Inc.	119,468	2,993
*	Plexus Corp.	39,703	2,966
*	Sanmina Corp.	92,899	2,956
*	MaxLinear Inc.	93,466	2,921
*	MACOM Technology Solutions Holdings Inc.	65,000	2,904

* Onto Innovation Inc.	65,604	2,900
Xperi Holding Corp	148,462	2,833
* Schrodinger Inc.	40,360	2,808
* Magnite Inc.	146,455	2,783
* CommVault Systems Inc.	57,800	2,761
* Bottomline Technologies DE Inc.	59,865	2,732
* Yext Inc.	139,838	2,658
Progress Software Corp.	62,069	2,489
* Rambus Inc.	156,839	2,466
* PROS Holdings Inc.	54,308	2,329
* NetScout Systems Inc.	96,072	2,250
NIC Inc.	91,006	2,133
* Avaya Holdings Corp.	114,411	2,129
Shutterstock Inc.	30,252	2,080
* Perficient Inc.	45,059	2,052
* Amkor Technology Inc.	138,051	2,035
* Virtusa Corp.	40,323	2,019
CSG Systems International Inc.	45,216	1,961
* Sprout Social Inc. Class A	37,667	1,935
* TTM Technologies Inc.	138,192	1,805
Methode Electronics Inc.	50,757	1,778
* Ultra Clean Holdings Inc.	55,469	1,755
* Super Micro Computer Inc.	62,082	1,751
* Calix Inc.	72,768	1,723
* TechTarget Inc.	32,264	1,694
* Upland Software Inc.	36,034	1,649
* Model N Inc.	47,145	1,625
Cohu Inc.	56,841	1,614
* Zuora Inc. Class A	138,950	1,583
* ePlus Inc.	18,380	1,550
* 3D Systems Corp.	163,569	1,497
* Eventbrite Inc. Class A	88,016	1,476
* nLight Inc.	48,199	1,447
Pitney Bowes Inc.	239,607	1,366
* Domo Inc.	35,239	1,339
CTS Corp.	43,893	1,337
* Unisys Corp.	85,649	1,249
* Axcelis Technologies Inc.	46,135	1,245
Ebix Inc.	36,515	1,242
Benchmark Electronics Inc.	50,262	1,222
* PAR Technology Corp.	22,281	1,203
* CEVA Inc.	30,006	1,179
* Ping Identity Holding Corp.	50,654	1,139
* Veeco Instruments Inc.	67,464	1,121
* SiTime Corp.	12,589	1,095
Simulations Plus Inc.	19,537	1,093
Sapiens International Corp. NV	35,465	1,059
* Photronics Inc.	87,658	1,016
* Ichor Holdings Ltd.	30,730	980
* Groupon Inc. Class A	32,272	973
* Impinj Inc.	23,183	969
* MobileIron Inc.	134,881	950
* Agilysys Inc.	25,192	941
* Tucows Inc. Class A	12,977	941
* Diebold Nixdorf Inc.	97,444	923
* OneSpan Inc.	46,303	916
QAD Inc. Class A	15,921	913

*	Brightcove Inc.	54,576	911
*	PDF Solutions Inc.	39,798	878
*	ScanSource Inc.	34,818	874
*,^	Veritone Inc.	32,615	868
*	Blucora Inc.	66,402	866
*	Endurance International Group Holdings Inc.	91,110	864
*	Rackspace Technology Inc.	47,030	845
*	Limelight Networks Inc.	164,597	729
*	EverQuote Inc. Class A	19,310	727
*	Alpha & Omega Semiconductor Ltd.	28,264	702
	PC Connection Inc.	15,199	694
*	Digimarc Corp.	16,465	692
	American Software Inc. Class A	41,156	676
*	A10 Networks Inc.	83,845	669
*	Mitek Systems Inc.	55,091	649
*	Forrester Research Inc.	15,185	629
*	SMART Global Holdings Inc.	19,487	598
*	TrueCar Inc.	146,290	597
*	Benefitfocus Inc.	40,289	580
*	Arlo Technologies Inc.	107,763	567
*	ChannelAdvisor Corp.	37,965	560
*	NeoPhotonics Corp.	68,171	549
*	Zix Corp.	75,215	542
*	AXT Inc.	53,743	524
*	Avid Technology Inc.	42,953	522
*	Kimball Electronics Inc.	33,401	515
*	DSP Group Inc.	30,546	514
	Computer Programs and Systems Inc.	17,765	505
	Hackett Group Inc.	34,422	485
	VirnetX Holding Corp.	87,134	472
*	Intelligent Systems Corp.	10,270	403
*	Waitr Holdings Inc.	115,196	382
	NVE Corp.	6,648	340
*	Grid Dynamics Holdings Inc.	30,204	326
*	eGain Corp.	28,704	325
*	Iteris Inc.	55,834	272
*	CyberOptics Corp.	9,816	263
*	Red Violet Inc.	9,493	254
*	Smith Micro Software Inc.	46,646	251
*	Intellicheck Inc.	24,903	245
*	Quantum Corp.	40,716	233
	Daktronics Inc.	51,051	230
*	Telenav Inc.	46,298	220
*	GTY Technology Holdings Inc.	60,647	217
*	Atomera Inc.	22,362	210
*	comScore Inc.	81,288	207
*	Immersion Corp.	23,696	203
*	Intevac Inc.	32,258	194
*	Synchronoss Technologies Inc.	57,094	169
*	GAN Ltd.	10,308	167
*	Pixelworks Inc.	53,042	158
	PCTEL Inc.	24,536	154
*	GSI Technology Inc.	22,946	152
*	Asure Software Inc.	18,731	145
*	SecureWorks Corp. Class A	11,983	135
*	Rimini Street Inc.	30,495	133
*	Research Frontiers Inc.	36,948	108

*	Beyond Air Inc.	19,594	105
*	Mastech Digital Inc.	5,407	96
*	Telos Corp.	4,610	93
*	Park City Group Inc.	17,120	80
*	Allegro MicroSystems Inc.	3,283	79
*	Datto Holding Corp.	2,455	68
*	McAfee Corp.	4,128	66
*	Asana Inc.	2,094	59
*	MediaAlpha Inc. Class A	1,498	57
*,^	Akerna Corp.	12,483	54
*	Bentley Systems Inc. Class B	1,169	41
*	Sumo Logic Inc.	815	21
*	nCino Inc.	207	17
			373,405
Telecommunications (1.7%)
*	Iridium Communications Inc.	162,637	5,219
*	Viavi Solutions Inc.	316,021	4,281
*	Vonage Holdings Corp.	320,301	4,119
*	Acacia Communications Inc.	53,765	3,746
	Cogent Communications Holdings Inc.	58,777	3,417
	Shenandoah Telecommunications Co.	66,618	2,960
*	8x8 Inc.	142,984	2,827
	InterDigital Inc.	42,548	2,549
*	Liberty Latin America Ltd. Class C	221,731	2,508
*	Infinera Corp.	220,310	1,864
*	Vocera Communications Inc.	44,425	1,503
*	NETGEAR Inc.	40,979	1,304
	Plantronics Inc.	47,358	1,294
*	Cincinnati Bell Inc.	69,314	1,054
*,^	Inseego Corp.	94,575	939
*	Extreme Networks Inc.	163,752	920
*	Boingo Wireless Inc.	60,749	860
*	Harmonic Inc.	131,030	856
	ADTRAN Inc.	65,916	833
*,^	Gogo Inc.	76,446	806
	ATN International Inc.	15,396	753
*	Digi International Inc.	39,460	677
*	Ribbon Communications Inc.	93,806	644
	Comtech Telecommunications Corp.	33,756	643
*	Liberty Latin America Ltd. Class A	56,503	641
*	WideOpenWest Inc.	72,712	596
*	ORBCOMM Inc.	102,669	587
*	Consolidated Communications Holdings Inc.	100,738	564
*	Anterix Inc.	15,050	450
*	Ooma Inc.	28,679	448
*	CalAmp Corp.	46,307	422
	Loral Space & Communications Inc.	17,608	405
*	Clearfield Inc.	16,687	397
*	Genasys Inc.	45,837	325
*	Powerfleet Inc.	39,189	270
*	IDT Corp. Class B	21,120	252
*	Applied Optoelectronics Inc.	29,759	247
	Spok Holdings Inc.	24,722	243
*	Hemisphere Media Group Inc.	22,436	241
*	KVH Industries Inc.	22,894	236
*	Casa Systems Inc.	43,390	230
	Alaska Communications Systems Group Inc.	72,182	221

*	DZS Inc.	16,731	215
*	Cambium Networks Corp.	7,710	209
	Bel Fuse Inc. Class B	14,011	205
*	GTT Communications Inc.	44,237	201
*	Resonant Inc.	69,084	153
*	SeaChange International Inc.	41,918	40
			54,374
Utilities (3.9%)
*	Sunrun Inc.	201,929	12,940
	Brookfield Renewable Corp. Class A	94,716	7,497
	ONE Gas Inc.	72,523	5,742
	PNM Resources Inc.	109,945	5,399
	Black Hills Corp.	87,017	5,293
	Portland General Electric Co.	124,501	5,152
	Southwest Gas Holdings Inc.	77,483	4,978
	Ormat Technologies Inc.	58,299	4,595
	Spire Inc.	69,420	4,440
	New Jersey Resources Corp.	131,822	4,354
	NorthWestern Corp.	70,227	4,073
	ALLETE Inc.	72,074	4,053
*	Casella Waste Systems Inc. Class A	63,712	3,834
	American States Water Co.	51,049	3,768
	Avista Corp.	93,119	3,494
	MGE Energy Inc.	50,401	3,461
	California Water Service Group	68,380	3,383
*	Evoqua Water Technologies Corp.	126,283	3,295
	Clearway Energy Inc.	111,794	3,272
	South Jersey Industries Inc.	139,480	3,211
	Brookfield Infrastructure Corp. Class A	44,986	2,998
*	Sunnova Energy International Inc.	73,428	2,975
	SJW Group	36,517	2,396
	Chesapeake Utilities Corp.	22,333	2,323
	Covanta Holding Corp.	163,876	2,032
	Northwest Natural Holding Co.	42,094	2,017
*	Harsco Corp.	108,111	1,833
	Middlesex Water Co.	23,601	1,616
	US Ecology Inc.	43,535	1,475
	Clearway Energy Inc. Class A	48,519	1,317
	Unitil Corp.	20,337	831
	York Water Co.	17,888	806
	Artesian Resources Corp. Class A	11,043	408
*	Heritage-Crystal Clean Inc.	20,996	405
*,^	Cadiz Inc.	27,736	278
*	Pure Cycle Corp.	26,922	257
	RGC Resources Inc.	10,458	254
*	Atlantic Power Corp.	119,697	247
	Global Water Resources Inc.	17,692	228
	Consolidated Water Co. Ltd.	19,655	215
*	Sharps Compliance Corp.	19,843	158
	Spark Energy Inc. Class A	16,608	154
	Genie Energy Ltd. Class B	18,252	152
	Advanced Emissions Solutions Inc.	22,795	129
			121,738
Total Common Stocks (Cost $2,733,842)			3,120,648

	Coupon
Temporary Cash Investments (1.9%)
Money Market Fund (1.9%)
3,4 Vanguard Market Liquidity Fund	0.109%		596,294	59,629

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
5 United States Treasury Bill	0.095%	1/28/21	667	667
Total Temporary Cash Investments (Cost $60,284)				60,296
Total Investments (101.7%) (Cost $2,794,126)				3,180,944
Other Assets and Liabilities—Net (-1.7%)				(52,578)
Net Assets (100%)				3,128,366
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $51,930,000.
§ Security value determined using significant unobservable inputs.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, the value of this security represented 0.1% of net assets.
2 “Other” represents securities that are not classified by the fund's benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Collateral of $58,724,000 was received for securities on loan, of which $55,658,000 is held in Vanguard Market
Liquidity Fund and $3,066,000 is held in cash.
5 Securities with a value of $502,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2020	99	9,009	683

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
November 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	3,120,570	3	75	3,120,648
Temporary Cash Investments	59,629	667	—	60,296
Total	3,180,199	670	75	3,180,944
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	124	—	—	124
1 Represents variation margin on the last day of the reporting period.